NUVEEN
Investments

Nuveen Money
Market Fund

ANNUAL REPORT  FEBRUARY 28, 2001

For investors seeking stability and liquidity in a flexible cash management investment.

[Photo Appears Here]

INVEST WELL

LOOK AHEAD

LEAVE YOUR MARK/SM/

Table of Contents

 1  Dear Shareholder
 3  Fund Spotlight
 4  Portfolio of Investments
 5  Statement of Net Assets
 6  Statement of Operations
 7  Statement of Changes in Net Assets
 8  Notes to Financial Statements
11  Financial Highlights
12  Report of Independent Public Accountants
13  Fund Information

                             Must be preceded by or accompanied by a prospectus.

Dear Shareholder,

[Photo of Timothy R. Schwertfeger Appears Here]
Timothy R. Schwertfeger
Chairman of the Board

At Nuveen Investments, we are committed to helping financial advisors and their clients invest well through all types of market conditions.

Recently, we've heard so many stories about investors who were drawn off course by placing a higher-than-usual proportion of their assets in high-risk investments. This led to significant investment losses that drove many investors to the sidelines, into a zone of uncertainty, as the technology bubble burst. As a result, many missed the attractive values that were compounding for others with core portfolios of high-quality stocks and bonds, which performed so well as the year 2000 ended.

These kinds of experiences dramatically reinforce the need for investors to maintain a consistent, long-term investment discipline. They also highlight the importance of staying the course with well-constructed and diversified portfolios.

Since 1898, generations of advisors, investors and their families have associated Nuveen with quality and dependability. This began with our heritage in municipal bonds and continues today across an expanding array of equity and fixed-income investment disciplines. We continue to broaden our investment expertise, to provide you and your advisors with the means for building balanced portfolios -- portfolios designed to systematically compound your wealth over time.

This report covers our fixed income investment style.

Fixed Income Investing

Consistently balancing core equity investments with fixed-income securities can help to reduce risk substantially with only a small sacrifice in returns. By including fixed-income securities in their portfolio mix, investors can build the confidence required to remain fully invested over volatile market cycles -- with a comfortable balance of risk and a steady base of income.

Nuveen's time-tested credit research and surveillance discipline seeks to uncover income securities that combine exceptional relative value with above-average potential return and consistent dividends. Relative to municipal bond index yields -- which have declined 25% over a 10-year period -- Nuveen's dividends have provided a steady flow of income to investors.

Our fixed-income team of portfolio managers and dedicated research analysts leverages 200 years of combined experience to help preserve investors' accumulated wealth in a tax-efficient manner.



                                                         Annual Report    page 1

--------------------------------------------------------------------------------
Since 1898, generations of advisors, investors and their families have associated Nuveen with quality and dependability. This began with our heritage in municipal bonds and continues today across an expanding array of equity and fixed-income investment disciplines. We continue to broaden our investment expertise, to provide you and your advisors with the means for building balanced portfolios -- portfolios designed to systematically compound your wealth over time.

The team manages $40 billion in fixed-income investments comprised of more than 100 national and single-state funds, individually managed accounts and defined portfolios.

In addition to the fixed-income investment style, we offer core growth and enhanced growth, core value and senior loan investment styles. For more information on any Nuveen investment, including a prospectus, contact your financial advisor. Or call Nuveen at (800) 621-7227 or visit our Internet site at www.nuveen.com. Please read the prospectus carefully before you invest or send money.

Thank you for your continued confidence.

Sincerely,

/s/ Timothy Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
April 16, 2001




Annual Report    page 2

Fund Spotlight as of 2-28-01

NUVEEN MONEY MARKET FUND
-------------------------------------------------------------------------------

Portfolio Statistics

Inception Date                    6/99
--------------------------------------
Net Assets                $6.0 million
--------------------------------------
Average Weighted Maturity    4.61 days
--------------------------------------

Yields

                    A Shares   B Shares   C Shares   R Shares
--------------------------------------------------------------
SEC 7-Day Yield      4.59%      3.84%      3.84%      4.84%
--------------------------------------------------------------
SEC 30-Day Yield     4.64%      3.89%      3.89%      4.89%
--------------------------------------------------------------



Your Investment

Management Team
-------------------------------------------------------------------------------

Nuveen's advisor for income investing is Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 .   A commitment to exhaustive research
 .   An active, value-oriented investment style
 .   The unmatched presence of trading leverage of a market leader.

This disciplined, research-oriented approach has been important for investors, and is a key investment strategy for Nuveen Funds.

-------------------------------------------------------------------------------


An Investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment in the fund at $1.00 per share, it is possible to lose money by investing in the fund.

Past performance is no guarantee of future results.


                                                          Annual Report   page 3

                 Portfolio of Investments
                 Nuveen Money Market
                 February 28, 2001

    Principal                                                        Amortized
 Amount (000) Description                                  Ratings*       Cost
-------------------------------------------------------------------------------
              COMMERCIAL PAPER - 16.8%

       $  250 Allmerica Financial Corporation, effective        A-1 $  249,198
               yield of 5.603%, 3/22/01

          250 The Coca-Cola Company, effective yield of         A-1    249,286
               5.510%, 3/20/01

          250 Ford Motor Credit Company, effective yield        A-1    249,962
               of 5.449%, 3/02/01

          251 Textron, Inc., effective yield of 5.548%,         A-1    250,543
               3/13/01

-------------------------------------------------------------------------------
       $1,001 Total Commercial Paper                                   998,989
-------------------------------------------------------------------------------
------------
              TAXABLE MUNICIPAL BONDS - 13.4%

              Minnesota - 3.3%

       $  200 Port Authority of the City of St. Paul,           A-1    200,000
               Minnesota, Variable Rate Demand Bonds,
               Industrial Development Revenue Bonds
               (Ideal Printers Project), Series 1999B,
               5.650%, 4/01/11+

-------------------------------------------------------------------------------
              New York - 10.1%

          300 Genesee Memorial Hospital Association,            N/R    300,000
               Taxable Adjustable Rate Notes, Series
               1997, 5.650%, 2/01/17+

          300 Oswego County Industrial Development              N/R    300,000
               Agency (New York), Civic Facility
               Revenue, Series 1999B (O.H. Properties),
               Variable Rate Demand Bonds, 5.650%,
               6/01/24+

-------------------------------------------------------------------------------
       $  800 Total Taxable Municipal Bonds                            800,000
-------------------------------------------------------------------------------
------------
              TAXABLE CORPORATE NOTES - 10.1%

       $  300 Budd Office Building Associates Limited           N/R    300,000
               Partnership, Taxable Adjustable Rate
               Notes, Series 1997, 5.650%, 10/01/47+

          300 Fairborn Christel Manor, Inc., Floating           N/R    300,000
               Rate Demand Taxable Notes, Series 1995,
               5.650%, 6/01/10+

-------------------------------------------------------------------------------
       $  600 Total Taxable Corporate Notes                            600,000
-------------------------------------------------------------------------------
------------
              U.S. GOVERNMENT OBLIGATIONS - 60.5%

       $3,600 U.S. Treasury Bill, 5.250%, 3/01/02               Aaa  3,600,000

-------------------------------------------------------------------------------
       $3,600 Total U.S. Government Obligations                      3,600,000
-------------------------------------------------------------------------------
------------
       $6,001 Total Investments - 100.8%                             5,998,989
-------------------------------------------------------------------------------
------------
              Other Assets Less Liabilities - (0.8)%                   (44,875)
         ----------------------------------------------------------------------
              Net Assets - 100%                                     $5,954,114
         ----------------------------------------------------------------------

         * Ratings (not covered by the report of independent public accoun-tants): Using the higher of Standard & Poor's or Moody's rating.
         N/R Investment is not rated.
         + The security has a maturity of more than one year, but has vari-able rate and demand features which qualify it as a short-term se-curity. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
4

                 Statement of Net Assets
                 Nuveen Money Market Fund
                 February 28, 2001


--------------------------------------------------------------------------
Assets
Investments in short-term securities, at amortized cost, which
 approximates market value                                      $5,998,989
Cash                                                                57,235
Receivables:
 Interest                                                           13,188
 Shares sold                                                         6,958
Other assets                                                            80
--------------------------------------------------------------------------
  Total assets                                                   6,076,450
--------------------------------------------------------------------------
Liabilities
Payable for shares redeemed                                         14,086
Accrued expenses:
 Management fees                                                    36,588
 12b-1 distribution and service fees                                21,779
 Other                                                              33,020
Dividends payable                                                   16,863
--------------------------------------------------------------------------
  Total liabilities                                                122,336
--------------------------------------------------------------------------
Net assets applicable to shares outstanding                     $5,954,114
--------------------------------------------------------------------------
Shares outstanding:
 Class A                                                         1,241,594
 Class B                                                         1,501,817
 Class C                                                           854,561
 Class R                                                         2,356,142
--------------------------------------------------------------------------
Total shares outstanding                                         5,954,114
--------------------------------------------------------------------------
Net asset value, offering and redemption price per share (net
 assets divided by shares outstanding)                          $     1.00
--------------------------------------------------------------------------



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
5

                 Statement of Operations
                 Nuveen Money Market Fund
                 Year Ended February 28, 2001

--------------------------
Investment
 Income         $ 399,013
--------------------------
Expenses
Management
 fees              28,353
12b-1 service
 fees - Class
 A                  4,023
12b-1
 distribution
 and service
 fees - Class
 B                 10,151
12b-1
 distribution
 and service
 fees - Class
 C                 10,917
Shareholders'
 servicing
 agent fees
 and expenses       5,100
Custodian's
 fees and
 expenses          54,941
Trustees' fees
 and expenses         269
Professional
 fees              11,368
Shareholders'
 reports -
  printing and
 mailing
 expenses          30,309
Federal and
 state
 registration
 fees              41,027
Other expenses      1,506
--------------------------
Total expenses
 before
 custodian fee
 credit and
 expense
 reimbursement    197,964
 Custodian fee
  credit             (748)
 Expense
  reimbursement  (131,172)
--------------------------
Net expenses       66,044
--------------------------
Net investment
 income           332,969
Net realized
 gain from
 investment
 transactions          --
--------------------------
Net increase
 in net assets
 from
 operations     $ 332,969
--------------------------



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
6

                 Statement of Changes in Net Assets
                 Nuveen Money Market Fund



-------------------------------------------------------------------------------
                                                        For the period 6/10/99
                                      Year Ended  (commencement of operations)
                                         2/28/01               through 2/29/00
-------------------------------------------------------------------------------
Operations
Net investment income               $    332,969                   $   152,927
Net realized gain from investment
 transactions                                 --                            --
-------------------------------------------------------------------------------
Net increase in net assets from
 operations                              332,969                       152,927
-------------------------------------------------------------------------------
Distributions to Shareholders
From undistributed net investment
 income:
 Class A                                 (87,176)                      (56,592)
 Class B                                 (47,237)                      (12,275)
 Class C                                 (51,907)                      (10,617)
 Class R                                (146,649)                      (73,443)
-------------------------------------------------------------------------------
Decrease in net assets from
 distributions to shareholders          (332,969)                     (152,927)
-------------------------------------------------------------------------------
Share Transactions (at constant
 net asset value of $1 per share)
Net proceeds from sale of shares      47,929,731                    13,607,662
Net proceeds from shares issued to
 shareholders due to reinvestment
 of distributions                        165,604                        56,984
-------------------------------------------------------------------------------
                                      48,095,335                    13,664,646
Cost of shares redeemed              (50,548,054)                   (5,357,813)
-------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from share transactions       (2,452,719)                    8,306,833
Net assets at the beginning of
 period                                8,406,833                       100,000
-------------------------------------------------------------------------------
Net assets at the end of period     $  5,954,114                   $ 8,406,833
-------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
7

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The Nuveen Money Market Fund (the "Fund") is a series of the Nuveen Money Mar-ket Trust (the "Trust") which was organized as a Massachusetts business trust on January 15, 1999. The Trust (and each series within the Trust) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund commenced operations on June 10, 1999.

The Fund invests substantially all of its assets in a diversified portfolio of high quality money market instruments for current income, the stability of principal and the maintenance of liquidity.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with ac-counting principles generally accepted in the United States.

Securities Valuation
The Fund invests in short-term securities maturing within one year from the date of acquisition. Securities with a maturity of more than one year in all cases have variable rate and demand features qualifying them as short-term se-curities and are valued at amortized cost. On a dollar-weighted basis, the av-erage maturity of all such securities must be 90 days or less (at February 28, 2001, the dollar-weighted average life was 4.61 days).

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery ba-sis may have extended settlement periods. Any securities so purchased are sub-ject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At February 28, 2001, the Fund had no such outstanding purchase commitments.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts.

Dividends and Distributions to Shareholders
Net investment income is declared as a dividend to shareholders of record as of the close of each business day and payment is made or reinvestment is cred-ited to shareholder accounts after month-end. Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Federal Income Taxes
The Fund intends to distribute all of its net investment income and net real-ized capital gains from investment transactions, if any, and to otherwise com-ply with the requirements of Subchapter M of the Internal Revenue Code appli-cable to regulated investment companies. Therefore, no federal tax provision is required.

Flexible Sales Charge Program
The Fund offers Class A, B, C and R Shares. Class A Shares incur an annual 12b-1 service fee and under limited circumstances may be subject to a contin-gent deferred sales charge ("CDSC"). Class B Shares incur annual 12b-1 distri-bution and service fees. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares con-vert to Class A Shares eight years after purchase. Class C Shares incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distri-bution or service fees. Class R Shares are available only under limited cir-cumstances.

Insurance
During the period the Fund purchased liability insurance to protect against a decline in the value of securities held in the Fund's portfolio caused by the default of securities owned by the Fund. On April 1, 2001, the policy was not renewed.

Derivative Financial Instruments
The Fund may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investments during the fiscal year ended February 28, 2001.

Custodian Fee Credit
The Fund has an agreement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight in-vestments.

Use of Estimates
The preparation of financial statements in conformity with accounting princi-ples generally accepted in the United States requires management to make esti-mates and assumptions that affect the reported amounts of assets and liabili-ties at the date of the

-------------------------------------------------------------------------------
8
financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Audit Guide
In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual finan-cial statements issued for fiscal years beginning after December 15, 2000. It is not anticipated that the adoption of the Guide will have a significant ef-fect on the financial statements.

2. Fund Shares

                                                        For the period 6/10/99
Transactions in Fund shares were      Year Ended  (commencement of operations)
as follow:                               2/28/01               through 2/29/00
-------------------------------------------------------------------------------
Shares sold:
 Class A                            $ 34,152,239                   $ 6,806,544
 Class B                               1,818,465                     1,880,840
 Class C                               6,721,749                     2,466,518
 Class R                               5,237,278                     2,453,760
Shares issued to shareholders due
 to reinvestment of distributions:
 Class A                                  73,575                        40,650
 Class B                                  38,591                         7,514
 Class C                                  32,048                         7,829
 Class R                                  21,390                           991
-------------------------------------------------------------------------------
                                      48,095,335                    13,664,646
-------------------------------------------------------------------------------
Shares redeemed:
 Class A                             (37,300,042)                   (2,556,372)
 Class B                              (1,068,697)                   (1,199,896)
 Class C                              (6,834,083)                   (1,564,500)
 Class R                              (5,345,232)                      (37,045)
-------------------------------------------------------------------------------
                                     (50,548,054)                   (5,357,813)
-------------------------------------------------------------------------------
Net increase (decrease)             $ (2,452,719)                  $ 8,306,833
-------------------------------------------------------------------------------

3. Securities Transactions

Purchases and sales (including maturities) of investments in short-term secu-rities during the fiscal year ended February 28, 2001, aggregated $537,142,898 and $539,617,637, respectively.

At February 28, 2001, the cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes.

4. Management Fee and Other Transactions with Affiliates

Under the Fund's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, the Fund pays an annual management fee, payable monthly, which is based upon the average daily net assets of the Fund as follows:

Average Daily Net Assets        Management Fee
-----------------------------------------------
For the first $125 million          .4500 of 1%
For the next $125 million           .4375 of 1
For the next $250 million           .4250 of 1
For the next $500 million           .4125 of 1
For the next $1 billion             .4000 of 1
For net assets over $2 billion      .3750 of 1
-----------------------------------------------

The management fee is reduced by, or the Adviser assumes certain Fund expenses in an amount necessary to prevent the Fund's total operating expenses (includ-ing the management fee, but excluding interest, taxes, fees incurred in ac-quiring and disposing of portfolio securities, any 12b-1 distribution or serv-ice fees and, to the extent permitted, extraordinary expenses) from exceeding
 .65 of 1% of the average daily net assets of the Fund. The Adviser may modify or discontinue these waivers and reimbursements at any time.

-------------------------------------------------------------------------------
9

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Fund pays no com-pensation directly to those of its Trustees who are affiliated with the Ad-viser or to its officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates.

At February 28, 2001, The John Nuveen Company owned 2,000,000 shares of Class
R.

5. Composition of Net Assets

At February 28, 2001, the Fund had an unlimited number of $.01 par value stock authorized. Net assets consisted of $5,954,114 paid-in capital.

6. Investment Composition

At February 28, 2001, the revenue sources by purpose, expressed as a percent of total investments, were as follows:

----------------------------
Capital Goods             4%
Consumer Cyclicals        4
Consumer Staples          4
Financials                9
Healthcare               10
Industrial/Other          3
Long-Term Care            5
Tax Obligation/General   61
----------------------------
                        100%
----------------------------

At February 28, 2001, 83% of the investments owned by the Fund have credit en-hancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

For additional information regarding each investment security, refer to the Portfolio of Investments.

-------------------------------------------------------------------------------
10

                 Financial Highlights

                 Selected data for a share outstanding throughout each period:

                                                                                                Ratios/Supplemental Data
                                                                      ----------------------------------------------------------
                                                                                    Before Credit/               After
                                                                                     Reimbursement         Reimbursement(a)
NUVEEN MONEY MARKET FUND                                                         ----------------------  ----------------------
                                                                                                  Ratio                   Ratio
                                               Less                                              of Net                  of Net
                 Beginning            Distributions                                Ratio of  Investment    Ratio of  Investment
                       Net        Net      from Net    Ending             Ending   Expenses      Income    Expenses      Income
Year Ended           Asset Investment    Investment Net Asset  Total  Net Assets to Average  to Average  to Average  to Average
February 28/29,      AfterVCredit/alue     Income        Income     Value Return Net Assets  Net Assets  Net Assets  Net Assets
                   Reimbursement(b)                                     (000)
-----------------------------------------------------------------------------------------------------------------------------------
Class A (6/99)
 2001                $1.00       $.05        $(.05)     $1.00   5.42%     $1,242       2.70%       3.63%        .91%       5.41%
 2000 (c)             1.00        .03         (.03)      1.00   3.28       4,316       3.64*       2.02*        .91*       4.76*
Class B (6/99)
 2001                 1.00        .05         (.05)      1.00   4.67       1,502       3.67        2.65        1.67        4.65
 2000 (c)             1.00        .03         (.03)      1.00   2.74         713       3.78*       1.95*       1.65*       4.08*
Class C (6/99)
 2001                 1.00        .05         (.05)      1.00   4.67         855       3.12        3.28        1.66        4.74
 2000 (c)             1.00        .03         (.03)      1.00   2.74         935       4.39*       1.36*       1.65*       4.09*
Class R (6/99)
 2001                 1.00        .06         (.06)      1.00   5.67       2,356       3.23        3.10         .66        5.67
 2000 (c)             1.00        .03         (.03)      1.00   3.46       2,443       2.47*       2.98*        .66*       4.79*
-----------------------------------------------------------------------------------------------------------------------------------

NUVEEN MONEY MARKET-FUND----------------
                                  Ratio
                                 of Net
                   Ratio of  Investment
                   Expenses      Income
Year Ended       to Average  to Average
February 28/29,  Net Assets  Net Assets
-----------------------------------------
Class A (6/99)
 2001                   .90%       5.42%
 2000 (c)               .90*       4.77*
Class B (6/99)
 2001                  1.65        4.67
 2000 (c)              1.65*       4.09*
Class C (6/99)
 2001                  1.65        4.75
 2000 (c)              1.65*       4.10*
Class R (6/99)
 2001                   .65        5.68
 2000 (c)               .65*       4.80*
-----------------------------------------------------------------------------------------------------------------------------------

* Annualized.
(a) After expense reimbursement from the investment adviser, where applicable.
(b) After custodian fee credit and expense reimbursement, where applicable.
(c) For the period June 10, 1999 (commencement of operations) through February 29, 2000.




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
11

Report of Independent Public Accountants


To the Board of Trustees and Shareholders of Nuveen Money Market Fund

We have audited the accompanying statement of net assets of the Nuveen Money Market Fund (a series of the Nuveen Money Market Trust) (a Massachusetts busi-ness trust) including the portfolio of investments, as of February 28, 2001, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally ac-cepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial state-ments and financial highlights are free of material misstatement. An audit in-cludes examining, on a test basis, evidence supporting the amounts and disclo-sures in the financial statements. Our procedures included confirmation of se-curities owned as of February 28, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and signifi-cant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of the Nuveen Money Market Fund as of February 28, 2001, the results of its operations for the year then ended, and the changes in its net assets and financial high-lights for the periods indicated thereon in conformity with accounting princi-ples generally accepted in the United States.

ARTHUR ANDERSEN LLP

Chicago, Illinois
April 11, 2001

-------------------------------------------------------------------------------
12

Fund Information


Board of Trustees

Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager

Nuveen Investment Management
333 West Wacker Drive
Chicago, IL 60606

Legal Counsel

Morgan, Lewis & Bockius LLP
Washington, D.C.

Independent Public Accountants

Arthur Andersen LLP
Chicago, IL

Transfer Agent and Shareholder Services

Chase Global Funds Services Company
Nuveen Investor Services
P.O. Box 660086
Dallas, Texas  75266-0086
(800) 257-8787



NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.



_____
13

Serving
Investors
For Generations
--------------------------------------------------------------------------------

[Photo of John Nuveen, Sr. Appears Here]
John Nuveen, Sr.

A 100-Year Tradition of Quality Investments

Since 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Advisor Today

To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.


NUVEEN Investments

Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606-1286
www.nuveen.com

NUVEEN
Investments


Nuveen Money

Market Fund

ANNUAL REPORT  FEBRUARY 28, 2001

For investors seeking tax-free income, stability and liquidity in a flexible cash management investment.

INVEST WELL

LOOK AHEAD

LEAVE YOUR MARK/SM/


Institutional
Tax-Exempt

Table of Contents

 1  Dear Shareholder
 3  Fund Spotlight
 4  Portfolio of Investments
 7  Statement of Net Assets
 8  Statement of Operations
 9  Statement of Changes in Net Assets
10  Notes to Financial Statements
12  Financial Highlights
13  Report of Independent Public Accountants
17  Fund Information

                             Must be preceded by or accompanied by a prospectus.

Dear Shareholder,

[Photo of Timothy R. Schwertfeger Appears Here]
Timothy R. Schwertfeger
Chairman of the Board

At Nuveen Investments, we are committed to helping financial advisors and their clients invest well through all types of market conditions.

Recently, we've heard so many stories about investors who were drawn off course by placing a higher-than-usual proportion of their assets in high-risk investments. This led to significant investment losses that drove many investors to the sidelines, into a zone of uncertainty, as the technology bubble burst. As a result, many missed the attractive values that were compounding for others with core portfolios of high-quality stocks and bonds, which performed so well as the year 2000 ended.

These kinds of experiences dramatically reinforce the need for investors to maintain a consistent, long-term investment discipline. They also highlight the importance of staying the course with well-constructed and diversified portfolios.

Since 1898, generations of advisors, investors and their families have associated Nuveen with quality and dependability. This began with our heritage in municipal bonds and continues today across an expanding array of equity and fixed-income investment disciplines. We continue to broaden our investment expertise, to provide you and your advisors with the means for building balanced portfolios -- portfolios designed to systematically compound your wealth over time.

This report covers our fixed income investment style.

Fixed Income Investing

Consistently balancing core equity investments with fixed-income securities can help to reduce risk substantially with only a small sacrifice in returns. By including fixed-income securities in their portfolio mix, investors can build the confidence required to remain fully invested over volatile market cycles -- with a comfortable balance of risk and a steady base of income.

Nuveen's time-tested credit research and surveillance discipline seeks to uncover income securities that combine exceptional relative value with above-average potential return and consistent dividends. Relative to municipal bond index yields -- which have declined 25% over a 10-year period -- Nuveen's dividends have provided a steady flow of income to investors.

Our fixed-income team of portfolio managers and dedicated research analysts leverages 200 years of combined experience to help preserve investors' accumulated wealth in a tax-efficient manner.



                                                         Annual Report    page 1

--------------------------------------------------------------------------------
Since 1898, generations of advisors, investors and their families have associated Nuveen with quality and dependability. This began with our heritage in municipal bonds and continues today across an expanding array of equity and fixed-income investment disciplines. We continue to broaden our investment expertise, to provide you and your advisors with the means for building balanced portfolios -- portfolios designed to systematically compound your wealth over time.

The team manages $40 billion in fixed-income investments comprised of more than 100 national and single-state funds, individually managed accounts and defined portfolios.

In addition to the fixed-income investment style, we offer core growth and enhanced growth, core value and senior loan investment styles. For more information on any Nuveen investment, including a prospectus, contact your financial advisor. Or call Nuveen at (800) 621-7227 or visit our Internet site at www.nuveen.com. Please read the prospectus carefully before you invest or send money.

Thank you for your continued confidence.

Sincerely,

/s/ Timothy Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
April 16, 2001




Annual Report    page 2

Fund Spotlight as of 2-28-01

INSTITUTIONAL TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

Portfolio Statistics

Inception Date                       3/81
-----------------------------------------
Net Assets                 $159.4 million
-----------------------------------------
Average Weighted Maturity      19.27 days
-----------------------------------------

Tax-Free Yields

SEC 7-Day Yield                     2.97%
-----------------------------------------
SEC 30-Day Yield                    3.06%
-----------------------------------------

Taxable Equivalent Yields/1/

SEC 7-Day Yield                     4.30%
-----------------------------------------
SEC 30-Day Yield                    4.43%
-----------------------------------------

/1/  Based on a federal income tax rate of 31%.


Your Investment
Management Team
--------------------------------------------------------------------------------

Nuveen's advisor for income investing is Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 .   A commitment to exhaustive research
 .   An active, value-oriented investment style
 .   The unmatched presence of trading leverage of a market leader.

This disciplined, research-oriented approach has been important for investors, and is a key investment strategy for Nuveen Funds.

--------------------------------------------------------------------------------

An Investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment in the fund at $1.00 per share, it is possible to lose money by investing in the fund.

Past performance is no guarantee of future results.



                                                          Annual Report   page 3

                 Portfolio of Investments
                 Nuveen Institutional Tax-Exempt Money Market Fund February 28, 2001

    Principal                                                         Amortized
 Amount (000) Description                                 Ratings*         Cost
-------------------------------------------------------------------------------
              Alabama - 5.3%

     $  2,000 Dallas County Housing Development                A-1 $  2,000,000
               Corporation, Housing Development
               Revenue, Series 1999, Variable Rate
               Demand Bonds, 3.670%, 7/01/19+

        6,450 Daphne Special Care Facilities Authority,     VMIG-1    6,450,000
               Presbyterian Retirement Corp, Series
               1998-A, Variable Rate Demand Bonds,
               3.500%, 8/15/23+

-------------------------------------------------------------------------------
              Arizona - 2.8%

        4,500 Rancho Ladera Certificates Trust,             VMIG-1    4,500,000
               Variable Rate Certificates of
               Participation, 1999 Series A (Interests
               in Industrial Development Authority of
               the City of Phoenix, Arizona),
               Multifamily Housing Revenue Bonds,
               Series 1997, 3.660%, 10/01/08+

-------------------------------------------------------------------------------
              Delaware - 3.2%

        5,045 University of Delaware Revenue Notes,          SP-1+    5,046,312
               Series 2000, Variable Rate Demand Bonds,
               5.000%, 3/15/03+ (Mandatory put 3/15/01)

-------------------------------------------------------------------------------
              District of Columbia - 2.4%

        2,500 District of Columbia (Washington, D.C.),      VMIG-1    2,500,000
               General Obligation Bonds, Series 1992A-
               6, Variable Rate Demand Revenue Bonds,
               3.200%, 10/01/07+

        1,400 District of Columbia (Washington, D.C.),      VMIG-1    1,400,000
               General Obligation Bonds, Series 1992A-
               4, Variable Rate Demand Revenue Bonds,
               3.200%, 10/01/07+

-------------------------------------------------------------------------------
              Florida - 3.1%

        5,000 Miami Health Facilities Authority (Miami         Aa3    5,000,000
               Jewish Home and Hospital for the Aged,
               Inc.), Series 1992, Variable Rate Demand
               Bonds, 3.500%, 3/01/12+

-------------------------------------------------------------------------------
              Georgia - 7.7%

        2,900 Development Authority of Cobb County,           A-1+    2,900,000
               Tax-Exempt Adjustable Mode Revenue Bonds
               (American Heart Association, Inc.
               Project), Series 2000, Variable Rate
               Demand Bonds, 3.500%, 2/01/19+

        2,000 Columbia Elderly Authority Residential        VMIG-1    2,000,000
               Care Facilities, Revenue Bonds (Augusta
               Resource Center on Aging, Inc.), Series
               1994, Variable Rate Demand Bonds,
               3.500%, 1/01/21+

        5,000 DeKalb County Development Authority,             N/R    5,000,000
              Marcus Institute for Development,
              Variable Rate Demand Bonds, 3.550%,
              7/01/26+

        2,300 Rome-Floyd County Development Authority,         A-1    2,300,000
               Industrial Development Revenue Bonds
               (Packaging Products Corp.), Series
               2000A, Variable Rate Demand Bonds,
               3.610%, 4/01/21+

-------------------------------------------------------------------------------
              Illinois - 5.7%

        3,500 Illinois Development Finance Authority,       VMIG-1    3,500,000
               Revenue Bonds (Lifesource Project),
               Series 2000, Variable Rate Demand
               Revenue Bonds, 3.600%, 6/01/20+

        1,800 City of Chicago, Chicago-O'Hare                  P-1    1,800,000
               International Airport, Special Facility
               Revenue Bonds (American Airlines, Inc.
               Project), Series 1983C, Variable Rate
               Demand Bonds, 3.200%, 12/01/17+

        3,810 West Chicago Industrial Development              Aa2    3,810,000
               Revenue Bonds (Liquid Container
               Project), Variable Rate Demand Bonds,
               3.600%, 3/01/15+

-------------------------------------------------------------------------------
              Indiana - 9.3%

        5,000 Indiana Educational Facilities Authority,       A-1+    5,000,000
               University of Indianapolis, Series 2001,
               Variable Rate Demand Revenue Bonds,
               3.250%, 10/01/30+

        6,200 Fort Wayne, Indiana, Economic Development        A-1    6,200,000
               Revenue Bonds, Series 1998 (St. Anne
               Home and Retirement), Variable Rate
               Demand Bonds, 3.600%, 9/01/23+

        3,600 St. Joseph County, Health Care Facility,         N/R    3,600,000
               Revenue Bonds, Series 2000 (South Bend
               Medical Foundation Project), Variable
               Rate Demand Bonds, 3.650%, 8/01/20+

-------------------------------------------------------------------------------
              Iowa - 3.1%

        2,000 Iowa Higher Education Loan Authority,         VMIG-1    2,000,000
               Private College Facility (Wartburg
               Project), Variable Rate Demand Bonds,
               3.200%, 3/01/30+

        3,000 Oskaloosa, Iowa, Private School                  A-1    3,000,000
               Facilities, Revenue Bonds (William Penn
               University Project), Series 2000,
               Variable Rate Demand Bonds, 3.250%,
               7/01/20+


--------------------------------------------------------------------------------
4

    Principal                                                         Amortized
 Amount (000) Description                                 Ratings*         Cost
-------------------------------------------------------------------------------
              Kentucky - 4.6%

     $  7,385 Kentucky Development Finance                  VMIG-1 $  7,385,000
               Authority (Presbyterian Homes and
               Services Project), Series 1988A,
               Variable Rate Demand Bonds, 3.620%,
               11/01/18+

-------------------------------------------------------------------------------
              Michigan - 5.2%

        2,200 Michigan Higher Education Facilities          VMIG-1    2,200,000
               Authority, Concordia College (Ann
               Arbor Project), Series 1999,
               Variable Rate Demand Bonds, 3.200%,
               9/01/14+

        3,300 Farmington Hills Hospital Finance             VMIG-1    3,300,000
               Authority (Botsford General
               Hospital), Series 1991B, Variable
               Rate Demand Bonds, 3.200%, 2/15/16+

        2,800 The Economic Development Corporation             P-1    2,800,000
               of the County of Monroe, State of
               Michigan, Adjustable Rate Demand
               Limited Obligation, Refunding
               Revenue Bonds (The Detroit Edison
               Company Pollution Control Bonds
               Project), Series 1992-CC, Variable
               Rate Demand Bonds, 3.100%, 10/01/24+

-------------------------------------------------------------------------------
              Minnesota - 7.2%

        4,400 Bloomington Port Authority, Minnesota         VMIG-1    4,400,000
               Special Tax Revenue Refunding Bonds
               (Mall of America Project), Series
               1999B, Variable Rate Demand Bonds,
               3.600%, 2/01/13+

        7,020 St. Paul Housing and Redevelopment            VMIG-1    7,020,000
               Authority, Parking Revenue Bonds,
               Series 1995B, Variable Rate Demand
               Bonds, 3.550%, 8/01/17+

-------------------------------------------------------------------------------
              Missouri - 5.5%

        4,600 Health and Educational Facilities             VMIG-1    4,600,000
               Authority of the State of Missouri,
               Health Facilities Revenue Bonds
               (Bethesda Barclay), Series 1996A,
               Variable Rate Demand Bonds, 3.300%,
               8/15/26+

        2,200 Health and Educational Facilities             VMIG-1    2,200,000
               Authority of the State of Missouri,
               Educational Facilities Adjustable
               Demand Revenue Bonds (St. Louis
               University), Series 1985, Readily
               Adjustable Tax Exempt Securities,
               3.200%, 12/01/05+

        2,000 St. Louis Tax and Revenue                      MIG-1    2,004,178
               Anticipation Notes, Series 2000,
               Payable from the General Revenue
               Fund, 5.250%, 6/28/01

-------------------------------------------------------------------------------
              Nebraska - 2.7%

        4,330 Scotts Bluff County Hospital                     A-1    4,330,000
               Authority 1, Nebraska, Elderly
               Residential Facility Refunding
               Revenue Bonds (Regional West Village
               Project), Variable Rate Demand
               Bonds, 3.550%, 12/01/31+

-------------------------------------------------------------------------------
              Pennsylvania - 7.3%

        2,700 East Hempfield Township Industrial              A-1+    2,700,000
               Development Authority, Revenue
               Bonds, Series of 2000 (The Mennonite
               Home Project), Variable Rate Demand
               Bonds, 3.550%, 6/01/25+

        2,555 Erie County Hospital Authority, Hamot         VMIG-1    2,555,000
               Health Foundation, Series 1998B,
               Variable Rate Demand Revenue Bonds,
               3.100%, 5/15/20+

        3,190 Philadelphia Authority for Industrial         VMIG-1    3,190,000
               Development (Horizon House, Inc.
               Project), Series 1998, Variable Rate
               Demand Revenue Bonds, 3.600%,
               6/01/13+

        3,250 Philadelphia Authority for Industrial            Aa3    3,250,000
               Development (The Academy of Music of
               Philadelphia), Series 1998, Variable
               Rate Demand Revenue Bonds, 3.600%,
               8/01/18+

-------------------------------------------------------------------------------
              South Dakota - 9.4%

        3,245 South Dakota Housing Development                A-1+    3,245,000
               Authority, Housing Revenue Refunding
               Bonds (Lacrosse Investors Project),
               Series 2001, Variable Rate Demand
               Bonds, 3.600%, 2/15/31+

       11,695 South Dakota Health and Educational           VMIG-1   11,695,000
               Facilities Authority (McKennan
               Hospital), Series 1994, Variable
               Rate Demand Revenue Bonds, 3.600%,
               7/01/14+

-------------------------------------------------------------------------------
              Washington - 3.3%

        3,650 Washington Economic Development                MIG-1    3,650,000
               Authority, Economic Development
               Bonds, Series 1998H (Pioneer Human
               Services Project), Variable Rate
               Demand Bonds, 3.250%, 9/01/18+

        1,535 Washington State Housing Finance              VMIG-1    1,535,000
               Commission, Non Profit Revenue Bonds
               (YMCA of Snohomish County Program),
               Series 1994, Variable Rate Demand
               Bonds, 3.400%, 8/01/19+


--------------------------------------------------------------------------------
5

                 Portfolio of Investments
                 Nuveen Institutional Tax-Exempt Money Market Fund (continued) February 28, 2001

    Principal                                                        Amortized
 Amount (000) Description                                Ratings*         Cost
-------------------------------------------------------------------------------
              Wisconsin - 14.5%

     $  3,400 Wisconsin Health and Educational             VMIG-1 $  3,400,000
               Facilities Authority (Alverno
               College Project), Revenue Bonds,
               Series 1997, Variable Rate Demand
               Bonds, 3.200%, 11/01/17+

        2,800 Campbellsport School District, Fond           MIG-1    2,801,409
               Du Lac and Sheboygan Counties, Bond
               Anticipation Notes, 4.650%, 8/01/01

        7,000 Madison Metropolitan School                     N/R    7,008,426
               District, Tax and Revenue
               Anticipation Promissory Notes,
               4.750%, 6/29/01

        5,750 Middleton-Cross Plains Area School            MIG-1    5,752,737
               District, Dane County, Bond
               Anticipation Notes, 4.730%, 5/01/01

        4,000 Racine Unified School District, Tax           MIG-1    4,003,061
               and Revenue Anticipation Notes,
               4.630%, 7/06/01
-------------------------------------------------------------------------------
     $163,010 Total Investments - 102.3%                           163,031,123
-------------------------------------------------------------------------------
------------
              Other Assets Less Liabilities -                       (3,642,986)
                (2.3)%
         ----------------------------------------------------------------------
              Net Assets - 100%                                   $159,388,137
         ----------------------------------------------------------------------

         * Ratings (not covered by the report of independent public accoun-tants): Using the higher of Standard & Poor's or Moody's rating.
         N/R Investment is not rated.
         + The security has a maturity of more than one year, but has vari-able rate and demand features which qualify it as a short-term se-curity. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.





                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
6

                 Statement of Net Assets
                 Nuveen Institutional Tax-Exempt Money Market Fund February 28, 2001

---------------------------------------------------------------------------
Assets
Investments in short-term municipal securities, at amortized
 cost, which approximates market value                         $163,031,123
Receivables:
 Interest                                                         1,194,315
 Shares sold                                                        897,919
Other assets                                                          6,125
---------------------------------------------------------------------------
  Total assets                                                  165,129,482
---------------------------------------------------------------------------
Liabilities
Cash overdraft                                                    4,239,381
Payable for shares redeemed                                         811,664
Accrued expenses:
 Management fees                                                     50,596
 Other                                                              257,002
Dividends payable                                                   382,702
---------------------------------------------------------------------------
  Total liabilities                                               5,741,345
---------------------------------------------------------------------------
Net assets applicable to shares outstanding                    $159,388,137
---------------------------------------------------------------------------
Shares outstanding                                              159,388,137
---------------------------------------------------------------------------
Net asset value, offering and redemption price per share (net
 assets divided by shares outstanding)                         $       1.00
---------------------------------------------------------------------------





                                See accompanying notes to financial statements.


-------------------------------------------------------------------------------
7

                 Statement of Operations
                 Nuveen Institutional Tax-Exempt Money Market Fund Year Ended February 28, 2001

------------------------------------------------------------------
Investment Income                                      $8,022,094
------------------------------------------------------------------
Expenses
Management fees                                           772,117
Shareholders' servicing agent fees and expenses           118,345
Custodian's fees and expenses                              54,322
Trustees' fees and expenses                                 6,648
Professional fees                                         135,687
Shareholders' reports - printing and mailing expenses     161,651
Federal and state registration fees                        57,999
Portfolio insurance expense                                25,909
Other expenses                                             11,996
------------------------------------------------------------------
Total expenses before custodian fee credit              1,344,674
 Custodian fee credit                                      (7,375)
------------------------------------------------------------------
Net expenses                                            1,337,299
------------------------------------------------------------------
Net investment income                                   6,684,795
Net realized gain (loss) from investment transactions      (2,042)
------------------------------------------------------------------
Net increase in net assets from operations             $6,682,753
------------------------------------------------------------------





                                See accompanying notes to financial statements.


-------------------------------------------------------------------------------
8

                 Statement of Changes in Net Assets
                 Nuveen Institutional Tax-Exempt Money Market Fund


                                               Year Ended       Year Ended
                                                  2/28/01         2/29/00*
---------------------------------------------------------------------------
Operations
Net investment income                       $   6,684,795  $     9,073,253
Net realized gain (loss) from investment
 transactions                                      (2,042)          (1,772)
---------------------------------------------------------------------------
Net increase in net assets from operations      6,682,753        9,071,481
---------------------------------------------------------------------------
Distributions to Shareholders                  (6,684,795)      (9,073,253)
---------------------------------------------------------------------------
Share Transactions (at constant net asset
 value of $1 per share)
Net proceeds from sale of shares              897,616,531    1,482,836,758
Net proceeds from shares issued to
 shareholders due to reinvestment of
 distributions                                  4,599,330        4,987,456
---------------------------------------------------------------------------
                                              902,215,861    1,487,824,214
Cost of shares redeemed                      (978,150,713)  (1,598,130,841)
---------------------------------------------------------------------------
Net increase (decrease) in net assets from
 share transactions                           (75,934,852)    (110,306,627)
---------------------------------------------------------------------------
Net increase (decrease) in net assets         (75,936,894)    (110,308,399)
Net assets at the beginning of year           235,325,031      345,633,430
---------------------------------------------------------------------------
Net assets at the end of year               $ 159,388,137  $   235,325,031
---------------------------------------------------------------------------

* Year ended February 29, 2000, includes the changes in net assets of the Nuveen Tax-Exempt Money Market Fund, Inc. through the close of business on June 25, 1999, and the changes in net assets of the Nuveen Institutional Tax-Exempt Money Market Fund from such date through February 29, 2000.




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
9

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The Nuveen Institutional Tax-Exempt Money Market Fund (the "Fund") formerly, the Nuveen Tax-Exempt Money Market Fund, Inc., is a series of the Nuveen Money Market Trust (the "Trust") which was organized as a Massachusetts business trust on January 15, 1999. Nuveen Tax-Exempt Money Market Fund, Inc. was reor-ganized effective after the close of business on June 25, 1999, as previously approved by shareholders. The Trust (and each series within the Trust) is reg-istered under the Investment Company Act of 1940 as an open-end management in-vestment company.

The Fund invests substantially all of its assets in a diversified portfolio of high quality, tax-exempt money market instruments for current income, the sta-bility of principal, and the maintenance of liquidity.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with ac-counting principles generally accepted in the United States.

Securities Valuation
The Fund invests in short-term municipal securities maturing within one year from the date of acquisition. Securities with a maturity of more than one year in all cases have variable rate and demand features qualifying them as short-term securities and are valued at amortized cost. On a dollar-weighted basis, the average maturity of all such securities must be 90 days or less (at Febru-ary 28, 2001, the dollar-weighted average life was 19.27 days).

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery ba-sis may have extended settlement periods. Any securities so purchased are sub-ject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At February 28, 2001, the Fund had no such outstanding purchase commitments.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared as a dividend to shareholders of record as of the close of each business day and payment is made or reinvest-ment is credited to shareholder accounts after month-end. Net realized capital gains from investment transactions and/or net ordinary taxable income, if any, are declared and distributed to shareholders annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Federal Income Taxes
The Fund intends to distribute all of its net investment income and net real-ized capital gains from investment transactions, if any, and to otherwise com-ply with the requirements of Subchapter M of the Internal Revenue Code appli-cable to regulated investment companies. Therefore, no federal income tax pro-vision is required. Furthermore, the Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Fund. All income dividends paid during the fiscal year ended February 28, 2001, have been designated Exempt Interest Dividends.

Insurance
During the period the Fund purchased liability insurance to protect against a decline in the value of securities held in the Fund's portfolio caused by the default of securities owned by the Fund. On April 1, 2001, the policy was not renewed.

Derivative Financial Instruments
The Fund may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investments during the fiscal year ended February 28, 2001.

Custodian Fee Credit
The Fund has an agreement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight in-vestments.

Use of Estimates
The preparation of financial statements in conformity with accounting princi-ples generally accepted in the United States requires management to make esti-mates and assumptions that affect the reported amounts of assets and liabili-ties at the date of the financial statements and the reported amounts of in-creases and decreases in net assets from operations during the reporting peri-od. Actual results may differ from those estimates.


-------------------------------------------------------------------------------
10

Audit Guide
In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual finan-cial statements issued for fiscal years beginning after December 15, 2000. It is not anticipated that the adoption of the Guide will have a significant ef-fect on the financial statements.

2. Securities Transactions

Purchases and sales (including maturities) of investments in short-term munic-ipal securities during the fiscal year ended February 28, 2001, aggregated $658,161,902 and $728,225,000, respectively.

At February 28, 2001, the cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes.

At February 28, 2001, the Fund had unused capital loss carryforwards of $46,245 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, $3,287 of the carryforwards will expire in the year 2002, $15,535 will expire in the year 2003, $5,800 will expire in the year 2004, $17,809 will expire in the year 2007, $1,772 will expire in the year 2008 and $2,042 will expire in the year 2009.

3. Management Fee and Other Transactions with Affiliates

Under the Fund's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, the Fund pays an annual management fee, payable monthly, which is based upon the average daily net assets of the Fund as follows:

Average Daily Net Assets        Management Fee
-----------------------------------------------
For the first $125 million          .4000 of 1%
For the next $125 million           .3875 of 1
For the next $250 million           .3750 of 1
For the next $500 million           .3625 of 1
For the next $1 billion             .3500 of 1
For net assets over $2 billion      .3250 of 1
-----------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Fund pays no com-pensation directly to those of its Trustees who are affiliated with the Ad-viser or to its officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates.

4. Composition of Net Assets

At February 28, 2001, the Fund had an unlimited number of $.01 par value stock authorized. Net assets consisted of $159,434,382 paid-in capital and $46,245 of accumulated net realized loss from investment transactions.

5. Investment Composition

At February 28, 2001, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

---------------------------------------
Basic Materials                      1%
Education and Civic Organizations   26
Healthcare                          13
Housing/Multifamily                  6
Industrial/Other                     2
Long-Term Care                      26
Tax Obligation/General              16
Tax Obligation/Limited               3
Transportation                       5
Utilities                            2
---------------------------------------
                                   100%
---------------------------------------

At February 28, 2001, 84% of the investments owned by the Fund have credit en-hancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

For additional information regarding each investment security, refer to the Portfolio of Investments.


-------------------------------------------------------------------------------
11

                 Financial Highlights

                 Selected data for a share outstanding throughout each period:

                                                                                                   Ratios/Supplemental Data
                                                                       ----------------------------------------------------------
                                                                                     Before Credit/               After
                                                                                      Reimbursement         Reimbursement(a)
NUVEEN INSTITUTIONAL TAX-EXEMPT MONEY MARKET FUND*                                ----------------------  ----------------------
                                                                                                   Ratio                   Ratio
                                               Less                                               of Net                  of Net
                 Beginning            Distributions                                 Ratio of  Investment    Ratio of  Investment
                       Net        Net      from Net     Ending             Ending   Expenses      Income    Expenses      Income
Year Ended           Asset Investment    Investment  Net Asset  Total  Net Assets to Average  to Average  to Average  to Average
February 28/29,      AfterVCredit/alue     Income        Income      Value Return Net Assets  Net Assets  Net Assets  Net Assets
                   Reimbursement(b)
                                                                     (000)
----------------------------------------------------------------------------------------------------------------------------------
2001                 $1.00       $.03         $(.03)     $1.00   3.43%   $159,388        .69%       3.41%        .69%       3.41%
2000 (c)              1.00        .03          (.03)      1.00   2.97     235,325        .57        2.84         .46        2.95
1999                  1.00        .03          (.03)      1.00   3.07     345,633        .45        3.06         .45        3.06
1998                  1.00        .03          (.03)      1.00   3.27     473,502        .44        3.26         .44        3.26
1997                  1.00        .03          (.03)      1.00   3.11     515,403        .44        3.10         .44        3.10
-----------------------------------------------------------------------------------------------------------------------------------

NUVEEN INSTITUTIONAL-TAX-EXEMPT-MONEY-MARKET FUND*

                                  Ratio
                                 of Net
                   Ratio of  Investment
                   Expenses      Income
Year Ended       to Average  to Average
February 28/29,  Net Assets  Net Assets
-----------------------------------------
2001                    .68%       3.42%
2000 (c)                .46        2.95
1999                    .45        3.06
1998                    .44        3.26
1997                    .44        3.10
---------------------------------------

* Information included prior to the year ended February 29, 2000, reflects the financial highlights of Nuveen Tax-Exempt Money Market Fund, Inc.
(a) After expense reimbursement from the investment adviser, where applicable.
(b) After custodian fee credit and expense reimbursement, where applicable.
(c) Information includes the financial highlights of the Nuveen Tax-Exempt Money Market Fund, Inc. through the close of business on June 25, 1999, and the financial highlights of the Nuveen Institutional Tax-Exempt Money Market Fund from such date through February 29, 2000.





                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
12

Report of Independent Public Accountants


To the Board of Trustees and Shareholders of Nuveen Institutional Tax-Exempt Money Market Fund

We have audited the accompanying statement of net assets of the Nuveen Insti-tutional Tax-Exempt Money Market Fund (a series of the Nuveen Money Market Trust) (a Massachusetts business trust) including the portfolio of invest-ments, as of February 28, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the peri-ods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally ac-cepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial state-ments and financial highlights are free of material misstatement. An audit in-cludes examining, on a test basis, evidence supporting the amounts and disclo-sures in the financial statements. Our procedures included confirmation of se-curities owned as of February 28, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and signifi-cant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of the Nuveen Institutional Tax-Exempt Money Market Fund as of February 28, 2001, the re-sults of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial high-lights for the periods indicated thereon in conformity with accounting princi-ples generally accepted in the United States.

ARTHUR ANDERSEN LLP

Chicago, Illinois
April 11, 2001

-------------------------------------------------------------------------------
13

                                     Notes










_____
14

                                     Notes










_____
15

                                     Notes





_____
16

Fund Information


Board of Trustees

Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager

Nuveen Investment Management
333 West Wacker Drive
Chicago, IL 60606

Legal Counsel

Morgan, Lewis & Bockius LLP
Washington, D.C.

Independent Public Accountants

Arthur Andersen LLP
Chicago, IL

Transfer Agent and Shareholder Services

Chase Global Funds Services Company
Nuveen Investor Services
P.O. Box 660086
Dallas, Texas  75266-0086
(800) 257-8787





NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.



_____
17

Serving
Investors
For Generations
--------------------------------------------------------------------------------

[Photo of John Nuveen, Sr. Appears Here]
John Nuveen, Sr.

A 100-Year Tradition of Quality Investments

Since 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Advisor Today

To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.

NUVEEN Investments

Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606-1286
www.nuveen.com

NUVEEN
Investments

Nuveen Money
Market Funds

ANNUAL REPORT  FEBRUARY 28, 2001

For investors seeking tax-free income, stability and liquidity in a flexible cash management investment.

[Photo Appears Here]

INVEST WELL

LOOK AHEAD

LEAVE YOUR MARK/SM/

Nuveen Municipal Money Market Fund
Nuveen California Tax-Exempt Money Market Fund
Nuveen New York Tax-Exempt Money Market Fund

Table of Contents

 1  Dear Shareholder
    Municipal Money Market Fund
    California Tax-Exempt Money Market Fund
    New York Tax-Exempt Money Market Fund
 3  Fund Spotlight
 4  Portfolio of Investments
11  Statement of Net Assets
12  Statement of Operations
14  Statement of Changes in Net Assets
15  Notes to Financial Statements
18  Financial Highlights
19  Report of Independent Public Accountants
21  Fund Information

                             Must be preceded by or accompanied by a prospectus.

Dear Shareholder,

[Photo of Timothy R. Schwertfeger Appears Here]
Timothy R. Schwertfeger
Chairman of the Board

At Nuveen Investments, we are committed to helping financial advisors and their clients invest well through all types of market conditions.

Recently, we've heard so many stories about investors who were drawn off course by placing a higher-than-usual proportion of their assets in high-risk investments. This led to significant investment losses that drove many investors to the sidelines, into a zone of uncertainty, as the technology bubble burst. As a result, many missed the attractive values that were compounding for others with core portfolios of high-quality stocks and bonds, which performed so well as the year 2000 ended.

These kinds of experiences dramatically reinforce the need for investors to maintain a consistent, long-term investment discipline. They also highlight the importance of staying the course with well-constructed and diversified portfolios.

Since 1898, generations of advisors, investors and their families have associated Nuveen with quality and dependability. This began with our heritage in municipal bonds and continues today across an expanding array of equity and fixed-income investment disciplines. We continue to broaden our investment expertise, to provide you and your advisors with the means for building balanced portfolios -- portfolios designed to systematically compound your wealth over time.

This report covers our fixed income investment style.

Fixed Income Investing

Consistently balancing core equity investments with fixed-income securities can help to reduce risk substantially with only a small sacrifice in returns. By including fixed-income securities in their portfolio mix, investors can build the confidence required to remain fully invested over volatile market cycles -- with a comfortable balance of risk and a steady base of income.

Nuveen's time-tested credit research and surveillance discipline seeks to uncover income securities that combine exceptional relative value with above-average potential return and consistent dividends. Relative to municipal bond index yields -- which have declined 25% over a 10-year period -- Nuveen's dividends have provided a steady flow of income to investors.

Our fixed-income team of portfolio managers and dedicated research analysts leverages 200 years of combined experience to help preserve investors' accumulated wealth in a tax-efficient manner.



                                                         Annual Report    page 1

--------------------------------------------------------------------------------
Since 1898, generations of advisors, investors and their families have associated Nuveen with quality and dependability. This began with our heritage in municipal bonds and continues today across an expanding array of equity and fixed-income investment disciplines. We continue to broaden our investment expertise, to provide you and your advisors with the means for building balanced portfolios -- portfolios designed to systematically compound your wealth over time.

The team manages $40 billion in fixed-income investments comprised of more than 100 national and single-state funds, individually managed accounts and defined portfolios.

In addition to the fixed-income investment style, we offer core growth and enhanced growth, core value and senior loan investment styles. For more information on any Nuveen investment, including a prospectus, contact your financial advisor. Or call Nuveen at (800) 621-7227 or visit our Internet site at www.nuveen.com. Please read the prospectus carefully before you invest or send money.

Thank you for your continued confidence.

Sincerely,

/s/ Timothy Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
April 16, 2001




Annual Report    page 2

Fund Spotlight as of 2-28-01

NUVEEN MONEY MARKET FUNDS

-------------------------------------------------------------------------------

Municipal

Portfolio Statistics

Inception Date                     11/82
----------------------------------------
Net Assets                $206.3 million
----------------------------------------
Average Weighted Maturity     17.38 days
----------------------------------------

Tax-Free Yields

SEC 7-Day Yield                    2.69%
----------------------------------------
SEC 30-Day Yield                   2.85%
----------------------------------------

Taxable-Equivalent Yields/1/

SEC 7-Day Yield                    3.90%
----------------------------------------
SEC 30-Day Yield                   4.13%
----------------------------------------


California

Portfolio Statistics

Inception Date                      3/86
----------------------------------------
Net Assets                 $50.1 million
----------------------------------------
Average Weighted Maturity     20.92 days
----------------------------------------

Tax-Free Yields

SEC 7-Day Yield                    1.69%
----------------------------------------
SEC 30-Day Yield                   1.96%
----------------------------------------

Taxable-Equivalent Yields/2/

SEC 7-Day Yield                    2.70%
----------------------------------------
SEC 30-Day Yield                   3.14%
----------------------------------------


New York

Portfolio Statistics

Inception Date                      2/87
----------------------------------------
Net Assets                 $26.8 million
----------------------------------------
Average Weighted Maturity     22.09 days
----------------------------------------

Tax-Free Yields

SEC 7-Day Yield                    2.16%
----------------------------------------
SEC 30-Day Yield                   2.36%
----------------------------------------

Taxable-Equivalent Yields/3/

SEC 7-Day Yield                    3.35%
----------------------------------------
SEC 30-Day Yield                   3.66%
----------------------------------------


--------------------------------------------------------------------------------
/1/ Based on a federal income tax rate of 31%.

/2/ Based on a combined federal and state income tax rate of 37.5%.

/3/ Based on a combined federal and state income tax rate of 35.5%.

-------------------------------------------------------------------------------
Note: On April 6, 2001, the Pacific Gas & Electric Company (PG&E) filed for bankruptcy protection. The Fund's investment in PG&E was secured by a letter of credit issued by a third party bank. On April 9, 2001, the Fund liquidated its position in PG&E at par.


-------------------------------------------------------------------------------
An Investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment in the fund at $1.00 per share, it is possible to lose money by investing in the fund.

Past performance is no guarantee of future results.

Income may be subject to the alternative minimum tax.

                                                         Annual Report    page 3

                 Portfolio of Investments
                 Nuveen Municipal Money Market Fund
                 February 28, 2001

    Principal                                                         Amortized
 Amount (000) Description                                 Ratings*         Cost
-------------------------------------------------------------------------------
              Alabama - 0.7%

     $  1,500 Industrial Development Board of the City        Aa-2 $  1,500,000
               of Citronelle, Alabama, Pollution
               Control Revenue Bonds, Series 1992
               Refunding (Akzo Chemicals Inc. Project),
               Variable Rate Demand Bonds,
               3.600%, 2/01/04+

-------------------------------------------------------------------------------
              Arizona - 1.2%

        2,500 Maricopa County Industrial Development          A-1+    2,500,000
               Authority, Multifamily Housing Revenue
               Bonds (Villas Solanas Apartments
               Project), Series 2000A, Variable Rate
               Demand Bonds, 3.600%, 11/15/32+
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Illinois - 10.8%

          910 Illinois Development Finance Authority           N/R      910,000
               (Fleetwood Systems, Inc. Project),
               Industrial Development Revenue Bonds,
               Variable Rate Demand Bonds, 3.850%,
               5/01/10+ (Alternative Minimum Tax)

        1,640 Illinois Development Finance Authority           N/R    1,640,000
               (Tella Tool and Manufacturing Company
               Project), Series 2000, Variable Rate
               Demand Bonds, 3.550%, 8/01/15+
               (Alternative Minimum Tax)

        7,000 Illinois Development Finance Authority,          P-1    7,000,000
               Pollution Control Revenue Bonds
               (Diamond-Star Motors Corporation
               Project), Series 1985, Variable Rate
               Demand Bonds, 3.650%, 12/01/08+

        3,800 City of Chicago (Chicago Midway Airport),     VMIG-1    3,800,000
               Second Lien Revenue Bonds, Series 1998B,
               Variable Rate Demand Bonds,
               3.200%, 1/01/29+ (Alternative Minimum
               Tax)

        5,330 City of Chicago, Illinois (De La Salle          A-1+    5,330,000
               Institute Project), Revenue Bonds,
               Series 1997, Variable Rate Demand Bonds,
               3.200%, 4/01/27+

        1,065 County of Lake, Illinois, Industrial             N/R    1,065,000
               Development Revenue Bonds, Series 1996A
               (Lake County Press, Inc. Project),
               Variable Rate Demand Bonds,
               3.850%, 4/01/16+ (Alternative Minimum
               Tax)

        1,550 City of McHenry, Illinois, Multifamily           N/R    1,550,000
               Housing Revenue Refunding Bonds
               (Westside Crest Apartments Project),
               Series 1996A, Variable Rate Demand
               Bonds, 3.850%, 3/01/21+ (Alternative
               Minimum Tax)

        1,000 City of McHenry, Illinois, Multifamily           N/R    1,000,000
               Housing Revenue Refunding Bonds (Fawn
               Ridge Apartments Project), Series 1998,
               Variable Rate Demand Bonds, 3.850%,
               12/01/24+ (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Indiana - 1.8%

        3,615 City of Lawrence, Indiana, Economic              A-1    3,615,000
               Development Revenue Bonds, Series 1998
               (Lawrence Affordable Housing, LLC
               Project), Variable Rate Demand Bonds,
               3.250%, 9/01/28+ (Alternative Minimum
               Tax)

-------------------------------------------------------------------------------
              Iowa - 9.2%

        8,000 Iowa Finance Authority, Solid Waste             A-1+    8,000,000
               Disposal Revenue Bonds (Cedar River
               Paper Company), Series 1995A, Variable
               Rate Demand Bonds, 3.250%, 5/01/25+
               (Alternative Minimum Tax)

        3,800 Iowa Finance Authority, Revenue Bonds            A-1    3,800,000
               (Burlington Medical Center), Series
               1997, Variable Rate Demand Bonds,
               3.200%, 6/01/27+

        4,200 Iowa Higher Education Loan Authority,            N/R    4,200,000
               Private College Revenue Bonds (Maharishi
               University Project), Series 1999,
               Variable Rate Demand Bonds,
               3.600%, 3/01/29+

        2,900 City of Eddyville, Iowa, Industrial              N/R    2,900,000
               Development Revenue Bonds (Heartland
               Lysine, Inc. Project), Series 1985,
               Variable Rate Demand Bonds,
               3.700%, 11/01/03+

-------------------------------------------------------------------------------
              Kansas - 2.4%

        5,000 City of Olathe, Kansas, Recreational          VMIG-1    5,000,000
               Facilities Revenue Bonds, Series 1999B
               (YMCA of Kansas City Project), Variable
               Rate Demand Bonds, 3.300%, 11/01/14+

-------------------------------------------------------------------------------
              Kentucky - 10.4%

        5,000 Kentucky Association of Counties, Tax and      SP-1+    5,007,861
               Revenue Anticipation Notes, Series
               2000A, Certificates of Participation,
               5.000%, 6/29/01

        9,005 Hancock County, Kentucky, Industrial             N/R    9,005,000
               Building Revenue Refunding Bonds
               (Southwire Company Project), Series
               1990, Variable Rate Demand Bonds,
               3.750%, 7/01/10+

        3,000 Louisville/Jefferson County Regional          VMIG-1    3,000,000
               Airport Authority, Special Facilities
               Revenue Bonds, Series 1999B (UPS
               Worldwide Forwarding Inc. Project),
               Variable Rate Demand Bonds,
               3.200%, 1/01/29+ (Alternative Minimum
               Tax)

        1,600 Scottsville-Allen County Industrial              N/R    1,600,000
               Development Authority (Halotn Company
               Project), Revenue Bonds, Series 1998,
               Variable Rate Demand Bonds,
               3.950%, 5/01/17+

        2,825 City of Wilmore, Kentucky, Demand Housing        N/R    2,825,000
               Facilities Revenue Bonds, Series 1999
               (United Methodist Retirement Community,
               Inc. Project), Variable Rate Demand
               Bonds, 3.670%, 11/01/26+


--------------------------------------------------------------------------------
4

    Principal                                                         Amortized
 Amount (000) Description                                 Ratings*         Cost
-------------------------------------------------------------------------------
              Louisiana - 0.7%

     $  1,410 Kentwood, Louisiana, Industrial                 Aa-2 $  1,410,000
               Development Revenue Bonds, Series 1993
               Refunding (Suntory Water Group Inc.),
               Variable Rate Demand Bonds,
               3.600%, 8/01/12+

-------------------------------------------------------------------------------
              Michigan - 4.1%

        7,100 Michigan Job Development Authority,              A-1    7,100,000
               Limited Obligation Revenue Bonds
               (Frankenmuth Bavarian Inn Motor Lodge
               Project), Series A, Variable Rate Demand
               Bonds, 3.800%, 9/01/15+

        1,375 Michigan Strategic Fund, Limited                 N/R    1,375,000
               Obligation Revenue Bonds, Series 2000
               (Fastco Industries, Inc. Project),
               Variable Rate Demand Bonds, 3.450%,
               1/01/16+ (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Minnesota - 2.3%

        4,655 City of Bloomington, Minnesota,                 A-1+    4,655,000
               Commercial Revenue Bonds (James Avenue
               Associates Project), Series 1985,
               Variable Rate Demand Bonds, 3.600%,
               12/01/15+

-------------------------------------------------------------------------------
              Missouri - 11.1%

        4,000 Health and Educational Facilities             VMIG-1    4,000,000
               Authority of the State of Missouri,
               Health Facilities Revenue Bonds
               (Bethesda Barclay), Series 1996A,
               Variable Rate Demand Bonds, 3.300%,
               8/15/26+

        1,500 Health and Educational Facilities                N/R    1,500,000
               Authority of the State of Missouri,
               Revenue Anticipation Notes, Series 2000C
               (Evangel College Assemblies of God GTD),
               4.750%, 4/20/01

        6,400 Health and Educational Facilities             VMIG-1    6,400,000
               Authority of the State of Missouri (St.
               Louis University), Series 1999B,
               Variable Rate Demand Bonds, 3.200%,
               10/01/24+

        1,225 Bridgeton Individual Development                 N/R    1,225,000
               Authority (Gold Dust LLC Project),
               Series A, Variable Rate Demand Bonds,
               3.670%, 3/01/21+

        6,900 The Industrial Development Authority of       VMIG-1    6,900,000
               the County of Jackson, State of
               Missouri, Recreational Facilities
               Revenue Bonds (YMCA of Greater Kansas
               City Project), Series 1996A, Variable
               Rate Demand Bonds, 3.200%, 11/01/16+

        2,800 St. Charles County Industrial Development        A-1    2,800,000
               Authority, Series 1996, Variable Rate
               Demand Bonds (AH Land Development
               Company), 3.720%, 6/01/11+
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              New Hampshire - 2.4%

        4,900 New Hampshire Higher Educational and             A-1    4,900,000
               Health Facilities Authority, Revenue
               Bonds, Hunt Community Issue,
               Series 1996, Variable Rate Demand Bonds,
               3.300%, 5/01/26+

-------------------------------------------------------------------------------
              New Jersey - 0.5%

        1,065 New Jersey Economic Development                  N/R    1,065,000
               Authority, Economic Development Bonds
               (AJV Holdings, LLC - 1999 Project),
               Variable Rate Demand Bonds, 3.750%,
               12/01/14+ (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Ohio - 15.5%

        2,000 Ohio School Districts Cash Flow Borrowing      MIG-1    2,004,279
               Program, Certificates of Borrowing,
               5.130%, 6/29/01

        7,000 Cuyahoga County, Ohio, Multifamily               A-1    7,000,000
               Revenue Bonds (National Terminal
               Apartments Project), Series 1999A,
               Variable Rate Demand Bonds, 3.620%,
               7/01/29+

        4,885 County of Erie, Ohio, Health Care             VMIG-1    4,885,000
               Facilities Revenue Bonds (The Commons of
               Providence Project), Series 1996B,
               Variable Rate Demand Bonds, 3.570%,
               10/01/21+

        3,175 County of Franklin, Ohio, Hospital               N/R    3,175,000
               Financing Revenue Bonds, Series 1993
               (Traditions at Mill Run Project),
               Variable Rate Demand Bonds, 3.570%,
               11/01/14+

        1,000 Grove City, Ohio, Multifamily Housing          SP-1+    1,000,000
               Mortgage Revenue Bonds (The Regency Arms
               Apartments Project), Series 2000,
               Variable Rate Demand Bonds, 3.600%,
               6/15/30+ (Alternative Minimum Tax)

        6,305 Lorain County, Ohio, Industrial                  N/R    6,305,000
               Development Multiple Mode Revenue Bonds
               (Skill Tools Project), Series 1999,
               Variable Rate Demand Bonds, 3.800%,
               8/01/14+ (Alternative Minimum Tax)

        5,000 Nordonia Hills City School District,           SP-1+    5,001,156
               School Improvement Notes, Series 2000A
               (General Obligation - Unlimited Tax),
               4.750%, 3/20/01

        2,610 City of Parma, Ohio, Industrial                  N/R    2,610,000
               Development Revenue Bonds (FDC Realty
               Project), Variable Rate Demand Bonds,
               Series 1999, 3.670%, 12/01/19+
               (Alternative Minimum Tax)


--------------------------------------------------------------------------------
5

                 Portfolio of Investments
                 Nuveen Municipal Money Market Fund (continued)
                 February 28, 2001

    Principal                                                         Amortized
 Amount (000) Description                                 Ratings*         Cost
-------------------------------------------------------------------------------
              Tennessee - 1.8%

     $  3,800 The Industrial Development Board of the          N/R $  3,800,000
               City of Memphis and County of Shelby,
               Tennessee, Industrial Development
               Refunding Revenue Bonds, Series 1999
               (Techno Steel Corporation) (Tomen
               Corporation Guarantor), Variable Rate
               Demand Bonds, 3.750%, 10/01/11+
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Texas - 4.9%

        1,300 Brownsville Industrial Development               A-1    1,300,000
               Corporation, Industrial Development
               Revenue Bonds (Tella Tool and
               Manufacturing Company Project), Series
               2000, Variable Rate Demand Bonds,
               3.700%, 6/01/20+

        5,500 Brownsville, Texas, Utilities System,           A-1+    5,500,000
               Commercial Paper Notes, 4.300%, 3/16/01

        3,400 Midlothian, Texas, Industrial Development     VMIG-1    3,400,000
               Corporation, Exempt Facilities Revenue
               (Texas Industries Inc. Project),
               Variable Rate Demand Bonds, Series 1999,
               3.350%, 5/01/29+ (Alternative Minimum
               Tax)

-------------------------------------------------------------------------------
              Washington - 10.1%

        2,500 Washington State Housing Finance                 A-1    2,500,000
               Commission (Mill Pointe Apartment
               Project), Series 1999A, Variable Rate
               Demand Bonds, 3.350%, 1/01/30+
               (Alternative Minimum Tax)

        4,100 Washington Health Care Facilities                A-2    4,100,000
               Authority, Series 1984 (Adventist Health
               System - West/Walla Walla General
               Hospital), Variable Rate Demand Bonds,
               3.900%, 9/01/09+

        1,625 Washington State Housing Finance                 A-1    1,625,000
               Commission, Multifamily Revenue Bonds
               (LTC Properties, Inc. Project), Series
               1995, Variable Rate Demand Bonds,
               3.600%, 12/01/15+ (Alternative Minimum
               Tax)

        1,775 Washington State Housing Finance                 A-1    1,775,000
               Commission, Multifamily Revenue Bonds
               (Summer Ridge Apartments Project),
               Series 1999A, Variable Rate Demand
               Bonds, 3.350%, 12/02/29+ (Alternative
               Minimum Tax)

        7,805 Washington State Housing Finance                 A-1    7,805,000
               Commission, Multifamily Revenue Bonds,
               Series 1999A (Regency Park Apartments
               Project), Variable Rate Demand Bonds,
               3.350%, 10/01/29+ (Alternative Minimum
               Tax)

        3,000 Port Benton Economic Development                 N/R    3,000,000
               Corporation, Solid Waste Revenue Bonds,
               Series 1999B (ATG Inc. Project),
               Variable Rate Demand Bonds,
               3.300%, 11/01/14+ (Alternative Minimum
               Tax)

-------------------------------------------------------------------------------
              Wisconsin - 8.7%

        7,200 Wisconsin Health and Educational              VMIG-1    7,200,000
               Facilities Authority, Unit Priced Demand
               Adjustable Revenue Bonds (Alexian
               Village of Milwaukee, Inc. -
                Refinancing), Series 1988A,
               3.350%, 3/01/17+

        3,500 Glendale-River Hills School District, Tax        N/R    3,505,697
               and Revenue Anticipation Notes,
               4.750%, 8/20/01

        3,400 City of Milwaukee, Wisconsin, Industrial         N/R    3,400,000
               Development Revenue Bonds, Series 1998
               (Midwest Express Airlines, Inc.
               Project), Variable Rate Demand Bonds,
               3.850%, 8/01/30+ (Alternative Minimum
               Tax)

          900 City of New Berlin, Wisconsin, Industrial        N/R      900,000
               Development Revenue Bonds, Series 1992
               (Wenninger Project), Variable Rate
               Demand Bonds, 3.850%, 4/01/07+
               (Alternative Minimum Tax)

        3,000 School District of Shorewood, Tax and            N/R    3,003,230
               Revenue Anticipation Promissory Notes,
               4.600%, 9/04/01

-------------------------------------------------------------------------------
     $203,350 Total Investments - 98.6%                             203,372,223
-------------------------------------------------------------------------------
------------
              Other Assets Less Liabilities - 1.4%                    2,962,835
         ----------------------------------------------------------------------
              Net Assets - 100%                                    $206,335,058
         ----------------------------------------------------------------------

         * Ratings (not covered by the report of independent public accoun-tants): Using the higher of Standard & Poor's or Moody's rating.
      N/R Investment is not rated.
         + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specific market index.

                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
6

                 Portfolio of Investments
                 Nuveen California Tax-Exempt Money Market Fund
                 February 28, 2001

    Principal                                                         Amortized
 Amount (000) Description                                  Ratings*        Cost
-------------------------------------------------------------------------------
              Capital Goods - 6.0%

  $     3,000 California Pollution Control Financing         VMIG-1 $ 3,000,000
               Authority, Solid Waste Disposal, Series
               1994A (Western Waste Industries),
               Variable Rate Demand Revenue Bonds,
               2.850%, 10/01/06+ (Alternative Minimum
               Tax)

-------------------------------------------------------------------------------
              Consumer Staples - 6.0%

        3,000 San Dimas, California, Industrial                 N/R   3,000,000
               Development Revenue Bonds (Bausch & Lomb
               Incorporated), Series 1985, Variable Rate
               Demand Bonds, 3.450%, 12/01/15+

-------------------------------------------------------------------------------
              Financials - 2.0%

        1,000 California Statewide Communities               VMIG-1   1,000,000
               Development Authority, Nonprofits'
               Insurance Alliance of California, Series
               2000A, Variable Rate Demand Bonds,
               2.650%, 9/01/20+

-------------------------------------------------------------------------------
              Healthcare - 10.4%

        2,000 California Health Facilities Financing         VMIG-1   2,000,000
               Authority, Hospital Revenue Bonds, Series
               1998A (Adventist Health System West),
               Variable Rate Demand Bonds, 1.450%,
               9/01/28+

        1,000 California Statewide Communities                 A-1+   1,000,000
               Development Authority, Tri-Modal Revenue
               Refunding Certificates of Participation
               (House Ear Institute), 1993 Series A,
               Variable Rate Demand Bonds, 1.500%
               12/01/18+

        2,200 The City of Newport Beach (Orange County,      VMIG-1   2,200,000
               California), Revenue Bonds, Series 1992
               (Hoag Memorial Presbyterian Hospital),
               Variable Rate Demand Bonds, 1.650%,
               10/01/22+

-------------------------------------------------------------------------------
              Housing/Multifamily - 17.2%

        2,000 Azusa, California, Multifamily Housing           A-1+   2,000,000
               Revenue Refunding Bonds, Series 1994
               (Pacific Glen Apartments Project),
               Variable Rate Demand Bonds, 2.400%,
               7/15/15+

        2,400 City of Chico, California, Multifamily            N/R   2,400,000
               Housing Revenue Refunding Bonds, Series
               1995A (Sycamore Glen Project), Variable
               Rate Demand Bonds, 3.730%, 4/07/14+

        1,000 Los Angeles Community Redevelopment            VMIG-2   1,000,000
               Agency, Multifamily Housing Revenue
               Bonds, Series 1985 (Skyline at South Park
               Apartments - Phase II), Variable Rate
               Demand Bonds, 5.150%, 12/01/05+

        1,000 Los Angeles Fountain Park - Phase II             A-1+   1,000,000
               Project, Series 2000B, Variable Rate
               Demand Bonds, 2.500%, 3/15/34+
               (Alternative Minimum Tax)

        2,200 Housing Authority of the County of Santa         A-1+   2,200,000
               Cruz, Multifamily Housing Revenue Bonds
               (Paloma del Mar Apartments), 1992 Issue
               A, Variable Rate Demand Bonds, 2.250%,
               6/01/22+ (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Long-Term Care - 6.2%

        1,000 California Statewide Communities               VMIG-1   1,000,000
               Development Authority, Certificates of
               Participation (Northern California
               Retired Officers Community), Variable
               Rate Demand Bonds, 1.550%, 6/01/26+

        2,100 City of Santa Ana, Multi-Modal                    A-1   2,100,000
               Interchangeable Rate Health Facility
               Revenue Bonds (Town and Country Manor
               Project), Series 1990, Variable Rate
               Demand Bonds, 1.500%, 10/01/20+

-------------------------------------------------------------------------------
              Tax Obligation/General - 13.2%

        2,000 Irvine Ranch Water District, Consolidated      VMIG-1   2,000,000
               Refunding Bonds, Series 1993B (General
               Obligation District
               2,102,103,106,203,206), Variable Rate
               Demand Bonds, 1.650% 8/01/09+

        2,300 New Haven Unified School District, Alameda      SP-1+   2,305,326
               County, Series 2000, Tax and Revenue
               Anticipation Notes, 5.000%, 7/05/01

        2,300 Petaluma City School District, Sonoma           SP-1+   2,305,327
               County, Series 2000, Tax and Revenue
               Anticipation Notes, 5.000%, 7/05/01

-------------------------------------------------------------------------------
              Tax Obligation/Limited - 18.1%

        1,900 Hacienda La Puente Unified School              VMIG-1   1,900,000
               District, Certificates of Participation
               (Adult Education Facility Financing
               Project), Series 1999, Variable Rate
               Demand Obligations, 2.950%, 10/01/09+

        2,400 Orange County, California, Improvement         VMIG-1   2,400,000
               Bond Act of 1915, Irvine Coast Assessment
               District No. 88-1, Limited Obligation
               Improvement Bonds, Variable Rate Demand
               Bonds, 1.450%, 9/02/18+

        2,400 San Francisco City and County Finance          VMIG-1   2,400,000
               Corporation (Mascone Center Expansion
               Project), Series 2000-2, Variable Rate
               Demand Bonds, 2.450%, 4/01/30+

        2,400 San Joaquin County Transportation                A-1+   2,400,000
               Authority, Sales Tax Revenue Bonds,
               Commercial Paper, 3.050%, 3/28/01


--------------------------------------------------------------------------------
7

                 Portfolio of Investments
                 Nuveen California Tax-Exempt Money Market Fund (continued) February 28, 2001

    Principal                                                         Amortized
 Amount (000) Description                                  Ratings*        Cost
-------------------------------------------------------------------------------
              Utilities - 15.2%

  $     1,000 California Pollution Control Financing         VMIG-1 $ 1,000,000
               Authority, Equity Stanislaus Project,
               Variable Rate Demand Bonds, 1.500%,
               12/01/17+ (Alternative Minimum Tax)

        2,200 California Pollution Control Financing           A-1+   2,200,000
               Authority, Pollution Control Refunding
               Revenue Bonds (Pacific Gas and Electric
               Company), 1997 Series B, Variable Rate
               Demand Bonds, 6.000%, 11/01/26+
               (Alternative Minimum Tax)**

        2,400 Los Angeles Department of Water and Power,     VMIG-1   2,400,000
               Electric Plant Revenue Bonds (Second
               Issue of 2000), Series A, Variable Rate
               Demand Bonds, 2.600%, 2/01/10+

        2,000 Los Angeles Department of Water and Power,       A-1+   2,000,000
               Electric Plant Revenue Bonds, Commercial
               Paper Notes, 2.650%, 6/13/01

-------------------------------------------------------------------------------
              Water and Sewer - 4.0%

        2,000 Metro Water District, Southern California,     VMIG-1   2,000,000
               Series C, Variable Rate Demand Bonds,
               2.350%, 7/01/27+

-------------------------------------------------------------------------------
  $    49,200 Total Investments - 98.3%                              49,210,653
-------------------------------------------------------------------------------
------------
              Other Assets Less Liabilities - 1.7%                      876,068
         ----------------------------------------------------------------------
              Net Assets - 100%                                     $50,086,721
         ----------------------------------------------------------------------

         * Ratings (not covered by the report of independent public accoun-
           tants): Using the higher of Standard & Poor's or Moody's rating.
         ** On April 6, 2001, the Pacific Gas & Electric Company (PG&E) filed for bankruptcy protection. The Fund's investment in PG&E was se-
            cured by a letter of credit issued by a third party bank. On April 9, 2001, the Fund liquidated its position in PG&E at par.
      N/R Investment is not rated.
         + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specific market index.




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
8

                 Portfolio of Investments
                 Nuveen New York Tax-Exempt Money Market Fund
                 February 28, 2001

    Principal                                                         Amortized
 Amount (000) Description                                  Ratings*        Cost
-------------------------------------------------------------------------------
              Consumer Cyclicals - 3.7%

      $ 1,000 Dutchess County Industrial Development            A-1 $ 1,000,000
               Agency, Industrial Development Revenue
               Bonds (Toys "R" US-NYTEX Inc. Facility),
               Series 1984, Variable Rate Demand Bonds,
               3.625%, 11/01/19+

-------------------------------------------------------------------------------
              Education and Civic Organizations - 28.7%

        1,200 Dormitory Authority of the State of New        VMIG-1   1,200,000
               York, Cornell University Revenue Bonds,
               Series 1990B, Variable Rate Demand Bonds,
               2.950%, 7/01/25+

        1,300 Dormitory Authority of the State of New        VMIG-1   1,300,000
               York, New York Founding Charitable
               Corporation Revenue Bonds, Series 1997,
               Variable Rate Demand Bonds, 2.950%,
               7/01/12+

        1,360 Madison County Industrial Development             A-2   1,360,000
               Agency, New York, Civic Facility Revenue
               Bonds, Series 1999 (Cazenovia College),
               Variable Rate Demand Bonds, 3.700%,
               6/01/19+

        1,400 County of Monroe Industrial Development        VMIG-1   1,400,000
               Agency, New York, Revenue Bonds (CHF -
                Rochester, LLC - Rochester Institute of
               Technology Project), Series 1999A,
               Variable Rate Demand Bonds, 3.150%,
               6/01/29+

        1,400 New York City Trust for Cultural Resources     VMIG-1   1,400,000
               (Guggenheim Foundation), Variable Rate
               Demand Bonds, 2.900%, 12/01/15+

        1,000 New York City Industrial Development             A-1+   1,000,000
               Agency, Civic Facility Revenue Bonds
               (2000 CASA Project), Variable Rate Demand
               Bonds, 3.650%, 3/01/20+

-------------------------------------------------------------------------------
              Healthcare - 4.9%

        1,300 New York State Housing Finance Agency, The     VMIG-1   1,300,000
               Hospital for Special Surgery, Series
               1985A, HSS Properties Corporation,
               Variable Rate Demand Bonds, 3.200%,
               11/01/10+

-------------------------------------------------------------------------------
              Housing/Multifamily - 15.3%

        1,000 New York City Housing Development                A-1+   1,000,000
               Corporation, Multifamily Rental Housing
               Revenue Bonds (Brittany Development),
               1999 Series A, Variable Rate Demand
               Bonds, 3.100%, 6/15/29+ (Alternative
               Minimum Tax)

        1,000 New York City Housing Development                A-1+   1,000,000
               Corporation, Multifamily Rental Housing
               Revenue Bonds (One Columbus Place
               Development), 1998 Series A, Variable
               Rate Demand Bonds, 3.000%, 11/15/28+

        1,400 New York State Housing Finance Agency,         VMIG-1   1,400,000
               Housing Revenue Bonds, Series 1995A (East
               84th Street), Variable Rate Demand Bonds,
               3.050%, 11/01/28+ (Alternative Minimum
               Tax)

          700 New York City Housing Development              VMIG-1     700,000
               Corporation (Upper Fifth Avenue Project),
               Variable Rate Demand Bonds,
               3.400%, 1/01/16+

-------------------------------------------------------------------------------
              Long-Term Care - 5.2%

        1,400 County of Otsego Industrial Development           A-2   1,400,000
               Agency, New York, Civic Facility Revenue
               Bonds (St. James Retirement Community
               Project - Letter of Credit Secured),
               Series 1998A, Variable Rate Demand Bonds,
               3.350%, 8/01/28+

-------------------------------------------------------------------------------
              Tax Obligation/General - 23.2%

        1,400 State of New York, General Obligation            A-1+   1,400,000
               Enviromental Quality Bonds, Series 97A,
               3.300%, 5/31/01

        1,000 Nassau County, Revenue Anticipation Notes,      MIG-1   1,000,768
               Series 2000A, 6.000%, 3/20/01

        1,400 City of New York, General Obligation           VMIG-1   1,400,000
               Bonds, Fiscal 1995 Series B, Variable
               Rate Demand Bonds, 3.050%, 8/15/05+

        1,400 City of New York, General Obligation           VMIG-1   1,400,000
               Bonds, Fiscal 1996 Series J - Subseries
               J3, Variable Rate Demand Bonds,
               3.000%, 2/15/16+

        1,000 Valley Stream Central High School               MIG-1   1,001,257
               District, Nassau County, General
               Obligation Bonds, 4.750%, 6/28/01

-------------------------------------------------------------------------------
              Transportation - 9.0%

        1,400 Metropolitan Transportation Authority, New       A-1+   1,400,000
               York, Transit Facilities, Commercial
               Paper Notes, 3.300%, 5/31/01

        1,000 Port Authority of New York and New Jersey,     VMIG-1   1,000,000
               Versatile Structure Obligations, Series
               6, Variable Rate Demand Bonds, 3.000%,
               12/01/17+ (Alternative Minimum Tax)


--------------------------------------------------------------------------------
9

                 Portfolio of Investments
                 Nuveen New York Tax-Exempt Money Market Fund (continued) February 28, 2001

    Principal                                                      Amortized
 Amount (000) Description                               Ratings*        Cost
----------------------------------------------------------------------------
              Utilities - 9.7%

      $ 1,400 New York State Energy Research and             P-1 $ 1,400,000
               Development Authority (Niagara Mohawk
               Power Corporation), Pollution Control
               Revenue Bonds, Series 1986A, Variable
               Rate Demand Bonds, 3.000%, 12/01/26+
               (Alternative Minimum Tax)

        1,200 Long Island Power Authority, Commercial       A-1+   1,200,000
               Paper Notes, 3.150%, 5/10/01

----------------------------------------------------------------------------
      $26,660 Total Investments - 99.7%                           26,662,025
----------------------------------------------------------------------------
------------
              Other Assets Less Liabilities - 0.3%                    89,478
         -------------------------------------------------------------------
              Net Assets - 100%                                  $26,751,503
         -------------------------------------------------------------------

         * Ratings (not covered by the report of independent public accoun-
           tants): Using the higher of Standard & Poor's or Moody's rating.
         + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security.
           The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specific market index.





                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
10

                 Statement of Net Assets
                 February 28, 2001


                                             Municipal  California    New York
------------------------------------------------------------------------------
Assets
Investments in short-term municipal
 securities, at amortized cost, which
 approximates
 market value                             $203,372,223 $49,210,653 $26,662,025
Cash                                           707,580     852,698      65,585
Receivables:
 Interest                                    1,232,936     257,919     123,018
 Investments sold                            2,150,000          --          --
 Shares sold                                   560,923     170,513      80,242
Other assets                                       249         423          96
------------------------------------------------------------------------------
  Total assets                             208,023,911  50,492,206  26,930,966
------------------------------------------------------------------------------
Liabilities
Payable for shares redeemed                    413,247      79,511       4,800
Accrued expenses:
 Management fees                               253,715      84,915      20,003
 12b-1 fees                                    176,830      51,031      30,129
 Other                                         405,068     119,135      76,499
Dividends payable                              439,993      70,893      48,032
------------------------------------------------------------------------------
  Total liabilities                          1,688,853     405,485     179,463
------------------------------------------------------------------------------
Net assets applicable to shares
 outstanding                              $206,335,058 $50,086,721 $26,751,503
------------------------------------------------------------------------------
Shares outstanding                         206,335,058  50,086,721  26,751,503
------------------------------------------------------------------------------
Net asset value, offering and redemption
 price per share (net assets divided
 by shares outstanding)                   $       1.00 $      1.00 $      1.00
------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
11

                 Statement of Operations
                 Year Ended February 28, 2001


                                            Municipal   California   New York
-------------------------------------------------------------------------------
Investment Income                           $9,560,883  $1,877,691  $1,268,058
-------------------------------------------------------------------------------
Expenses
Management fees                              1,105,675     200,331     126,009
12b-1 fees                                     400,200     125,207      78,756
Shareholders' servicing agent fees and
 expenses                                      528,318      35,567      33,290
Custodian's fees and expenses                   51,644      34,813      30,655
Trustees' fees and expenses                      6,297       2,168       1,183
Professional fees                               81,118      47,381      26,763
Shareholders' reports - printing and
 mailing expenses                              215,118      99,226      91,292
Federal and state registration fees             30,789      19,287         425
Portfolio insurance expense                     33,076      12,324       4,033
Other expenses                                  19,255       5,240       3,130
-------------------------------------------------------------------------------
Total expenses before custodian fee credit
 and expense reimbursement                   2,471,490     581,544     395,536
 Custodian fee credit                           (3,702)     (2,105)     (2,756)
 Expense reimbursement                        (103,101)    (15,415)    (64,195)
-------------------------------------------------------------------------------
Net expenses                                 2,364,687     564,024     328,585
-------------------------------------------------------------------------------
Net investment income                        7,196,196   1,313,667     939,473
Net realized gain from investment
 transactions                                       --          --          --
-------------------------------------------------------------------------------
Net increase in net assets from operations  $7,196,196  $1,313,667  $  939,473
-------------------------------------------------------------------------------




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
12

                 Statement of Changes in Net Assets


                                                           Municipal
                                                  ----------------------------
                                                     Year Ended     Year Ended
                                                        2/28/01        2/29/00
-------------------------------------------------------------------------------
Operations
Net investment income                             $   7,196,196  $   6,986,777
Net realized gain from investment transactions               --             --
-------------------------------------------------------------------------------
Net increase in net assets from operations            7,196,196      6,986,777
-------------------------------------------------------------------------------
Distributions to Shareholders                        (7,196,196)    (6,986,777)
-------------------------------------------------------------------------------
Common Share Transactions
 (at constant net asset value of $1 per share)
Net proceeds from sale of shares                     87,889,650    163,405,512
Net proceeds from shares issued to shareholders
 due to reinvestment of distributions                 7,192,633      6,413,805
-------------------------------------------------------------------------------
                                                     95,082,283    169,819,317
Cost of shares redeemed                            (131,445,711)  (179,474,987)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets from share
 transactions                                       (36,363,428)    (9,655,670)
Net assets at the beginning of year                 242,698,486    252,354,156
-------------------------------------------------------------------------------
Net assets at the end of year                     $ 206,335,058  $ 242,698,486
-------------------------------------------------------------------------------




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
13

                                  California                   New York
                          ---------------------------  --------------------------
                            Year Ended     Year Ended    Year Ended    Year Ended
                               2/28/01       2/29/00*       2/28/01     2/29/00**
----------------------------------------------------------------------------------
Operations
Net investment income     $  1,313,667  $     973,585  $    939,473  $    886,337
Net realized gain from
 investment transactions            --             --            --            --
----------------------------------------------------------------------------------
Net increase in net
 assets from operations      1,313,667        973,585       939,473       886,337
----------------------------------------------------------------------------------
Distributions to
 Shareholders               (1,313,667)      (973,585)     (939,473)     (886,337)
----------------------------------------------------------------------------------
Common Share
 Transactions
 (at constant net asset
  value of $1 per share)
Net proceeds from shares
 issued in the
 reorganization
 of Nuveen California
 Tax-Free Money Market
 Fund
 Institutional series               --      3,634,486            --            --
Net proceeds from shares
 issued in the
 reorganization
 of Nuveen New York Tax-
 Free Money Market Fund
 Service Plan series                --             --            --     1,473,077
Net proceeds from shares
 issued in the
 reorganization
 of Nuveen New York Tax-
 Free Money Market Fund
 Institutional series               --             --            --        16,667
Net proceeds from sale
 of shares                  32,345,991    103,596,018    10,479,761    40,147,717
Net proceeds from shares
 issued to shareholders
 due to reinvestment of
 distributions               1,151,367        615,227       978,340       832,491
----------------------------------------------------------------------------------
                            33,497,358    107,845,731    11,458,101    42,469,952
Cost of shares redeemed    (38,924,315)  (166,093,543)  (16,352,774)  (43,930,385)
----------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from
 share transactions         (5,426,957)   (58,247,812)   (4,894,673)   (1,460,433)
Net assets at the
 beginning of year          55,513,678    113,761,490    31,646,176    33,106,609
----------------------------------------------------------------------------------
Net assets at the end of
 year                     $ 50,086,721  $  55,513,678  $ 26,751,503  $ 31,646,176
----------------------------------------------------------------------------------

* Information for the year ended February 29, 2000 includes the change in net assets of the Service Plan series of the Nuveen California Tax-Free Money Market Fund through June 25, 1999, and the changes in net assets of the Nuveen California Tax-Exempt Money Market Fund from such date through Febru-ary 29, 2000.
** Information for the year ended February 29, 2000 includes the changes in net assets of the Distribution Plan series of the Nuveen New York Tax-Free Money Market Fund through June 25, 1999, and the changes in net assets of the Nuveen New York Tax-Exempt Money Market Fund from such date through February 29, 2000.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
14

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The money market funds (the "Funds") covered in this report are Nuveen Munici-pal Money Market Fund, Inc. ("Municipal"), formerly, Nuveen Tax-Free Reserves, Inc., Nuveen California Tax-Exempt Money Market Fund ("California"), formerly, Nuveen California Tax-Free Money Market Fund and Nuveen New York Tax-Exempt Money Market Fund ("New York"), formerly, Nuveen New York Tax-Free Money Mar-ket Fund. Nuveen California Tax-Free Money Market Fund and Nuveen New York Tax-Free Money Market Fund were reorganized after the close of business on June 25, 1999, as previously approved by shareholders. As part of the reorga-nization of the Nuveen California Tax-Free Money Market Fund, the Service Plan series and the Institutional series were consolidated and renamed Class A in California. As part of the reorganization of the Nuveen New York Tax-Free Money Market Fund, the Service Plan series, the Distribution Plan series and the Institutional series were consolidated into New York.

Municipal is an open-end, diversified management company incorporated as a Maryland corporation on July 6, 1982. California and New York are each a se-ries of the Nuveen Money Market Trust, an open-end management series invest-ment company organized as a Massachusetts business trust on January 15, 1999.

Each Fund invests substantially all of its assets in a diversified portfolio of high quality, tax-exempt money market instruments for current income, the stability of principal, and the maintenance of liquidity.

Each Fund issues its own shares at net asset value, which the Fund will seek to maintain at $1.00 per share, without a sales charge.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with ac-counting principles generally accepted in the United States.

Securities Valuation
Each Fund invests in short-term municipal securities maturing within one year from the date of acquisition. Securities with a maturity of more than one year in all cases have variable rate and demand features qualifying them as short-term securities and are valued at amortized cost. On a dollar-weighted basis, the average maturity of all such securities must be 90 days or less
(at February 28, 2001, the dollar-weighted average life was 17.38 days for Mu-nicipal, 20.92 days for California, and 22.09 days for New York).

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery ba-sis may have extended settlement periods. Any securities so purchased are sub-ject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At February 28, 2001, there were no such outstanding purchase commitments in any of the Funds.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared as a dividend to shareholders of record as of the close of each business day and payment is made or reinvest-ment is credited to shareholder accounts after month-end. Net realized capital gains from investment transactions and/or net ordinary taxable income, if any, are declared and distributed to shareholders annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute all of its net investment income and net realized capi-tal gains from investment transactions, if any, and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will ena-ble interest from municipal securities, which is exempt from regular federal income tax and designated state income taxes for the California and New York Funds, to retain such tax-exempt status when distributed to the shareholders of the Funds. All income dividends paid during the fiscal year ended February 28, 2001, have been designated Exempt Interest Dividends.

12b-1 Plan
Each Fund pays a fee to reimburse Nuveen Investments ("Nuveen"), a wholly owned subsidiary of The John Nuveen Company, the Funds' principal underwriter and distributor, for compensating authorized dealers of record, including Nuveen, for providing ongoing services to the Fund or its shareholders. Nuveen may pay additional amounts to such firms from its own resources at its discre-tion, and may retain any portion of the 12b-1 fees not paid to such firms.

-------------------------------------------------------------------------------
15

Insurance
During the period the Funds purchased liability insurance to protect against a decline in the value of securities held in the Funds' portfolios caused by the default of securities owned by the Funds. On April 1, 2001, the policy was not renewed.

Derivative Financial Instruments
The Funds may invest in transactions in certain derivative financial instru-ments, including futures, forward, swap and option contracts, and other finan-cial instruments with similar characteristics. Although the Funds are autho-rized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended February 28, 2001.

Custodian Fee Credit
Each Fund has an agreement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight in-vestments.

Use of Estimates
The preparation of financial statements in conformity with accounting princi-ples generally accepted in the United States requires management to make esti-mates and assumptions that affect the reported amounts of assets and liabili-ties at the date of the financial statements and the reported amounts of in-creases and decreases in net assets from operations during the reporting peri-od. Actual results may differ from those estimates.

Audit Guide
In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual finan-cial statements issued for fiscal years beginning after December 15, 2000. It is not anticipated that the adoption of the Guide will have a significant ef-fect on the financial statements.

2. Securities Transactions

Purchases and sales (including maturities) of investments in short-term munic-ipal securities during the fiscal year ended February 28, 2001, were as fol-lows:

              Municipal  California    New York
-----------------------------------------------
Purchases  $238,328,467 $92,480,558 $38,167,198
Sales       276,967,788  98,385,000  44,190,000
-----------------------------------------------

At February 28, 2001, the cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At February 28, 2001, California had unused capital loss carryforwards of $25,566 available for federal income tax purposes to be applied against future capital gains if any. If not applied, $18,364 of the carryforwards will expire in the year 2003 and $7,202 will expire in the year 2008.

3. Composition of Net Assets

At February 28, 2001, the Funds had common stock authorized of $.01 par value per share. The composition of net assets as well as the number of authorized shares were as follows:

                                          Municipal  California     New York
----------------------------------------------------------------------------
Capital paid-in                        $206,335,058 $50,112,287  $26,751,503
Accumulated net realized gain (loss)
 from investment transactions                    --     (25,566)          --
----------------------------------------------------------------------------
Net assets                             $206,335,058 $50,086,721  $26,751,503
----------------------------------------------------------------------------
Authorized shares                     2,000,000,000   Unlimited    Unlimited
----------------------------------------------------------------------------

-------------------------------------------------------------------------------
16

4. Management Fees and Other Transactions with Affiliates

Under the Funds' investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth be-low which are based upon the average daily net assets of each Fund as follows:

                                   Management Fees

Average Daily Net Assets        Municipal        CA, NY
--------------------------------------------------------
For the first $125 million      .5000 of 1%  .4000 of 1%
For the next $125 million       .4875 of 1   .3875 of 1
For the next $250 million       .4750 of 1   .3750 of 1
For the next $500 million       .4625 of 1   .3625 of 1
For the next $1 billion         .4500 of 1   .3500 of 1
For net assets over $2 billion  .4250 of 1   .3250 of 1
--------------------------------------------------------

The Adviser may voluntarily reimburse expenses from time to time, which may be terminated at any time at its discretion.

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Funds pay no com-pensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates.

5. Investment Composition

At February 28, 2001, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

                                   Municipal  California  New York
-------------------------------------------------------------------
Basic Materials                            6%         --%       --%
Capital Goods                             14           6        --
Consumer Cyclicals                         5          --         4
Consumer Staples                           1           6        --
Education and Civic Organizations         14          --        29
Financials                                 1           2        --
Healthcare                                 7          11         5
Housing/Multifamily                       14          18        15
Industrial/Other                          10          --        --
Long-Term Care                            10           6         5
Tax Obligation/General                     7          13        23
Tax Obligation/Limited                     3          19        --
Transportation                             5          --         9
Utilities                                  3          15        10
Water and Sewer                           --           4        --
-------------------------------------------------------------------
                                         100%        100%      100%
-------------------------------------------------------------------

At February 28, 2001, certain investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions (90% for Municipal, 91% for California, and 96% for New York).

For additional information regarding each investment security, refer to the Portfolio of Investments.

--------------------------------------------------------------------------------
17

                 Financial Highlights

                 Selected data for a share outstanding throughout each period:

                                                                                          Ratios/Supplemental Data
                                                                    ----------------------------------------------------
                                                                               Before Credit/             After
                                                                                Reimbursement       Reimbursement(a)
MUNICIPAL                                                                    --------------------  --------------------
                                                                             Ratio of       Ratio  Ratio of       Ratio
                                               Less                          Expenses      of Net  Expenses      of Net
                                      Distributions  Ending           Ending       to  Investment        to  Investment
                 Beginning        Net      from Net     Net              Net  Average      Income   Average      Income
Year Ended       Net Asset Investment    Investment   Asset  Total    Assets      Net  to Average       Net  to Average
February 28/29,      Value     Income        Income   Value Return     (000)   Assets  Net Assets    Assets  Net Assets
------------------------------------------------------------------------------------------------------------------------
2001                 $1.00       $.03         $(.03)  $1.00   3.21% $206,335     1.10%       3.17%     1.06%       3.21%
2000                  1.00        .03          (.03)   1.00   2.79   242,698     1.03        2.53       .77        2.79
1999                  1.00        .03          (.03)   1.00   2.85   252,354      .80        2.79       .75        2.84
1998                  1.00        .03          (.03)   1.00   3.02   270,723      .81        2.96       .75        3.02
1997                  1.00        .03          (.03)   1.00   2.87   304,087      .80        2.82       .75        2.87
------------------------------------------------------------------------------------------------------------------------
                    After Credit/
                  Reimbursement(b)
MUNICIPAL        ---------------------
                 Ratio of       Ratio
                 Expenses      of Net
                       to  Investment
                  Average      Income
Year Ended            Net  to Average
February 28/29,    Assets  Net Assets
------------------------------------------------------------------------------------------------------------------------
2001                 1.06%       3.22%
2000                  .77        2.79
1999                  .75        2.84
1998                  .75        3.02
1997                  .75        2.87
------------------------------------------------------------------------------------------------------------------------

(a) After expense reimbursement from the investment adviser, where applicable.
(b) After custodian fee credit and expense reimbursement, where applicable.

                                                                                          Ratios/Supplemental Data
                                                                    ----------------------------------------------------
                                                                               Before Credit/             After
                                                                                Reimbursement       Reimbursement(a)
CALIFORNIA*                                                                  --------------------  --------------------
                                                                             Ratio of       Ratio  Ratio of       Ratio
                                               Less                          Expenses      of Net  Expenses      of Net
                                      Distributions  Ending           Ending       to  Investment        to  Investment
                 Beginning        Net      from Net     Net              Net  Average      Income   Average      Income
Year Ended       Net Asset Investment    Investment   Asset  Total    Assets      Net  to Average       Net  to Average
February 28/29,      Value     Income        Income   Value Return     (000)   Assets  Net Assets    Assets  Net Assets
------------------------------------------------------------------------------------------------------------------------
2001                 $1.00       $.03         $(.03)  $1.00   2.63% $ 50,087     1.16%       2.59%     1.13%       2.62%
2000(c)               1.00        .03          (.03)   1.00   2.65    55,514      .93        2.23       .58        2.58
1999                  1.00        .03          (.03)   1.00   2.81   113,761      .59        2.75       .55        2.79
1998                  1.00        .03          (.03)   1.00   3.13    86,916      .58        3.09       .55        3.12
1997                  1.00        .03          (.03)   1.00   2.94    95,306      .59        2.89       .55        2.93
------------------------------------------------------------------------------------------------------------------------
                    After Credit/
                  Reimbursement(b)
CALIFORNIA*      ---------------------
                 Ratio of       Ratio
                 Expenses      of Net
                       to  Investment
                  Average      Income
Year Ended            Net  to Average
February 28/29,    Assets  Net Assets
------------------------------------------------------------------------------------------------------------------------
2001                 1.13%       2.62%
2000(c)               .58        2.58
1999                  .55        2.79
1998                  .55        3.12
1997                  .55        2.93
------------------------------------------------------------------------------------------------------------------------

* Information included prior to the year ended February 29, 2000, reflects the financial highlights of the Service Plan series of the Nuveen California Tax-Free Money Market Fund.
(a) After expense reimbursement from the investment adviser, where applicable.
(b) After custodian fee credit and expense reimbursement, where applicable.
(c) Information includes the financial highlights of the Service Plan series of the Nuveen California Tax-Free Money Market Fund through the close of business on June 25, 1999, and the financial highlights of the Nuveen Cal-ifornia Tax-Exempt Money Market Fund from such date through February 29, 2000.

                                                                                         Ratios/Supplemental Data
                                                                    ---------------------------------------------------
                                                                              Before Credit/             After
                                                                               Reimbursement       Reimbursement(a)
NEW YORK*                                                                   --------------------  --------------------
                                                                            Ratio of       Ratio  Ratio of       Ratio
                                               Less                         Expenses      of Net  Expenses      of Net
                                      Distributions  Ending          Ending       to  Investment        to  Investment
                 Beginning        Net      from Net     Net             Net  Average      Income   Average      Income
Year Ended       Net Asset Investment    Investment   Asset  Total   Assets      Net  to Average       Net  to Average
February 28/29,      Value     Income        Income   Value Return    (000)   Assets  Net Assets    Assets  Net Assets
-----------------------------------------------------------------------------------------------------------------------
2001                 $1.00       $.03         $(.03)  $1.00   2.97% $26,752     1.26%       2.77%     1.05%       2.97%
2000(c)               1.00        .03          (.03)   1.00   2.73   31,646      .89        2.41       .58        2.72
1999                  1.00        .03          (.03)   1.00   2.73   33,107      .72        2.54       .55        2.70
1998                  1.00        .03          (.03)   1.00   3.10   28,854      .89        2.75       .55        3.09
1997                  1.00        .03          (.03)   1.00   2.90   26,116      .92        2.52       .55        2.89
-----------------------------------------------------------------------------------------------------------------------
                    After Credit/
                  Reimbursement(b)
NEW YORK*        ---------------------
                 Ratio of       Ratio
                 Expenses      of Net
                       to  Investment
                  Average      Income
Year Ended            Net  to Average
February 28/29,    Assets  Net Assets
-----------------------------------------------------------------------------------------------------------------------
2001                 1.04%       2.98%
2000(c)               .57        2.72
1999                  .55        2.71
1998                  .55        3.09
1997                  .55        2.89
-----------------------------------------------------------------------------------------------------------------------

* Information included prior to the year ended February 29, 2000, reflects the financial highlights of the Distribution Plan series of the Nuveen New York Tax-Free Money Market Fund.
(a) After expense reimbursement from the investment adviser, where applicable.
(b) After custodian fee credit and expense reimbursement, where applicable.
(c) Information includes the financial highlights of the Distribution Plan se-ries of the Nuveen New York Tax-Free Money Market Fund prior to the close of business on June 25, 1999, and the financial highlights of the Nuveen New York Tax-Exempt Money Market Fund from such date through February 29, 2000.

                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
18

Report of Independent Public Accountants


To the Board of Directors/Trustees and Shareholders of Nuveen Municipal Money Market Fund, Inc.
Nuveen California Tax-Exempt Money Market Fund
Nuveen New York Tax-Exempt Money Market Fund:

We have audited the accompanying statements of net assets of the Nuveen Munic-ipal Money Market Fund, Inc. (a Maryland Corporation), Nuveen California Tax-Exempt Money Market Fund and Nuveen New York Tax-Exempt Money Market Fund (each a series of the Nuveen Money Market Trust) (a Massachusetts business trust), including the portfolios of investments, as of February 28, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon. These finan-cial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally ac-cepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial state-ments and financial highlights are free of material misstatement. An audit in-cludes examining, on a test basis, evidence supporting the amounts and disclo-sures in the financial statements. Our procedures included confirmation of se-curities owned as of February 28, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and signifi-cant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of the Nuveen Municipal Money Market Fund, Inc., Nuveen California Tax-Exempt Money Market Fund and Nuveen New York Tax-Exempt Money Market Fund as of February 28, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the finan-cial highlights for the periods indicated thereon in conformity with account-ing principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Chicago, Illinois
April 11, 2001

-------------------------------------------------------------------------------
19

                                     Notes



_____
20

Fund Information


Board of Trustees

Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager

Nuveen Investment Management
333 West Wacker Drive
Chicago, IL 60606

Legal Counsel

Morgan, Lewis & Bockius LLP
Washington, D.C.

Independent Public Accountants

Arthur Andersen LLP
Chicago, IL

Transfer Agent and Shareholder Services

Chase Global Funds Services Company
Nuveen Investor Services
P.O. Box 660086
Dallas, Texas  75266-0086
(800) 257-8787



NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.



_____
21

Serving
Investors
For Generations
-------------------------------------------------------------------------------
[Photo of John Nuveen, Sr. Appears Here]
John Nuveen, Sr.

A 100-Year Tradition of Quality Investments

Since 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Advisor Today

To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.


NUVEEN Investments


Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606-1286
www.nuveen.com